UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/06

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman Portfolios, Inc.
Mid-Year Report June 30, 2006

Seligman Portfolios, Inc.
Dear Contract Owner:

We are pleased to present your mid-year report for Seligman Portfolios, Inc. for the six months ended June 30, 2006. Investment results, portfolios of investments, and financial statements for each of the Seligman Portfolios follow this letter.

Thank you for your continued support of Seligman Portfolios. We look forward to serving your investment needs for many years to come.

Respectfully,

William C. Morris
Chairman
J. & W. Seligman & Co. Incorporated

August 18, 2006

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, New York 10017 General Distributor	Subadviser (to Seligman International Growth Portfolio) Wellington Management Company, LLP 75 State Street Boston, MA 02109	General Counsel Sullivan & Cromwell LLP Custodians JPMorgan Chase Bank State Street Bank and Trust Company
Seligman Advisors, Inc. 100 Park Avenue New York, New York 10017

Quarterly Schedules of Investments

Complete schedules of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on Form N-Q is also made available on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-7844 in the US or collect (212) 850-1864 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year. Individual insurance contract owners may also contact participating insurance companies for more information. Plan participants may contact their plan administrator.

__________
1 These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Seligman Portfolios’ prospectus or statement of additional information.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Portfolio of Seligman Portfolios, Inc. (the “Fund”), and to provide a summary of their portfolio characteristics.

Performance data quoted represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month end will be available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions. Returns for Class 1 and Class 2 shares are calculated without any sales charges. Performance data quoted are net of all portfolio operating expenses, but do not include any charges imposed on contract owners by the insurance companies’ separate accounts or by any pension or retirement plans. If these additional charges were included, performance would have been lower. Total returns do not reflect any fees or charges that investors will incur purchasing or selling units of the Variable Accounts. For certain Portfolios, J. & W. Seligman & Co. Incorporated (the “Manager”) voluntarily reimbursed expenses. Such reimbursement can be discontinued at any time at the Manager’s discretion. Absent such reimbursement, returns would have been lower.

An investment in the Portfolios is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuation, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investing in one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. The stocks of smaller companies may be subject to above-average price fluctuations.

An investment in a Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prior to March 31, 2000, the Manager employed subadvisers that were responsible for providing all or a portion of the portfolio management services with respect to the investments of Seligman Global Technology Portfolio and Seligman International Growth Portfolio. For the period following, until September 15, 2003, in the case of Seligman International Growth Portfolio, the assets of these Portfolios were managed exclusively by the Manager. Since September 15, 2003, Wellington Management Company, LLP has acted as subadviser to provide portfolio management services for Seligman International Growth Portfolio. See Note 4 to the Financial Statements on page 39 of this report for additional information.

Investment Results

Total Returns
For Periods Ended June 30, 2006

		Average Annual Return
	Six Months *	One Year	Five Years	Ten Years	Since Inception 5/1/00	Since Inception 8/30/00

Seligman Capital Portfolio
Class 1	(0.94)%	8.25%	(0.48)%	8.67%	n/a	n/a
Class 2	(1.03)	7.93	(0.72)	n/a	n/a	(5.65)%
Lipper Mid-Cap Funds Average**	3.35	11.93	5.03	8.42	n/a	0.69#
Lipper Mid-Cap Growth Funds Average**	3.00	12.73	2.82	7.20	n/a	(3.11)#
Russell Midcap Growth Index**	2.56	13.04	4.76	8.46	n/a	(3.33)
Seligman Common Stock Portfolio Class 1	1.38	5.19	(0.06)	4.42	n/a	n/a
Lipper Large-Cap Core Funds Average**	1.37	7.49	1.12	6.63	n/a	n/a
Standard & Poor’s 500 Composite (S&P 500) Index**	2.71	8.62	2.49	8.31	n/a	n/a
Seligman Communications and Information Portfolio
Class 1	4.67	16.92	1.57	10.50	n/a	n/a
Class 2	4.52	16.68	1.31	n/a	(6.32)%	n/a
Goldman Sachs Technology Indexes (GSTI)**	(5.23)	4.35	(4.65)	n/a	(14.53)††	n/a
Lipper Science and Technology Funds Average**	(2.57)	9.10	(4.43)	6.67	(14.40)††	n/a
S&P 500 Index**	2.71	8.62	2.49	8.31	(0.72)	n/a

__________
____________
[1]
The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Seligman Portfolios’ prospectus or statement of additional information.

See footnotes on page 2.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Investment Results

Total Returns
For Periods Ended June 30, 2006

		Average Annual Return
	Six Months*	One Year	Five Years	Ten Years	Since Inception 5/1/98	Since Inception 5/1/00	Since Inception 5/1/01

Seligman Global Technology Portfolio
Class 1	1.62%	15.22%	(1.12)%	9.08%	n/a	n/a	n/a
Class 2	1.56	15.08	(1.26)	n/a	n/a	(9.10)%	n/a
Lipper Global Funds Average**	5.52	17.48	5.79	7.28	n/a	1.49††	n/a
Lipper Science & Technology Funds Average**	(2.57)	9.10	(4.43)	6.67	n/a	(14.40)††	n/a
MSCI World Index**	6.37	17.50	6.21	7.37	n/a	2.39††	n/a
MSCI World IT Index**	(3.96)	6.82	(3.28)	6.57	n/a	(14.37)††	n/a
Seligman International Growth Portfolio Class 1	7.12	22.09	7.26	2.52	n/a	n/a	n/a
MSCI EAFE Index**	10.50	27.07	10.44	6.75	n/a	n/a	n/a
MSCI EAFE Growth Index**	9.55	26.34	8.45	4.17	n/a	n/a	n/a
Lipper International Funds Average**	8.91	26.34	8.91	6.97	n/a	n/a	n/a
Lipper International Multi-Cap Growth Funds Average**	7.81	26.37	8.06	6.57	n/a	n/a	n/a
Seligman Investment Grade Fixed Income Portfolio Class 1	(1.48)	(2.33)	3.79	4.79	n/a	n/a	n/a
Lehman Brothers Government Bond Index**	(0.89)	(1.16)	4.73	6.04	n/a	n/a	n/a
Lehman Brothers Government/Credit Index**	(1.15)	(1.52)	5.13	6.25	n/a	n/a	n/a
Lipper Corporate Debt Funds BBB-Rated Average**	(0.87)	(0.99)	5.44	6.10	n/a	n/a	n/a
Seligman Large-Cap Value Portfolio Class 1	3.51	11.68	2.62	n/a	3.83%	n/a	n/a
Lipper Large-Cap Value Funds Average**	4.55	10.30	4.18	n/a	4.32†	n/a	n/a
Lipper Multi-Cap Value Funds Average**	4.55	10.24	6.08	n/a	5.41†	n/a	n/a
Russell 1000 Value Index**	6.56	12.10	6.89	n/a	5.99	n/a	n/a
S&P 500 Index**	2.71	8.62	2.49	n/a	3.13	n/a	n/a
Seligman Smaller-Cap Value Portfolio
Class 1	7.20	11.75	11.58	n/a	13.87	n/a	n/a
Class 2	7.05	11.55	11.35	n/a	n/a	n/a	13.00%
Lipper Small-Cap Core Funds Average**	6.90	13.89	9.72	n/a	7.99	n/a	10.56##
Lipper Small-Cap Value Funds Average**	7.16	12.72	12.10	n/a	9.11	n/a	13.13##
Russell 2000 Value Index**	10.44	14.61	13.08	n/a	9.86	n/a	13.85

Note: Lipper currently classifies certain Seligman Portfolios as follows:
Seligman Capital Portfolio — Mid-cap growth fund
Seligman Global Technology Portfolio — Science and technology fund
Seligman International Growth Portfolio — International Multi-cap growth fund
Seligman Large-Cap Value Portfolio — Multi-cap value fund
Seligman Smaller-Cap Value Portfolio — Small-cap core fund

__________
*	Returns for periods of less than one year are not annualized.
**	See benchmark descriptions on pages 12 and 13.
†	From April 30, 1998.
††	From April 30, 2000.
#	From August 31, 2000.
##	From May 3, 2001.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Capital Portfolio

Diversification of Net Assets
June 30, 2006

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	Dec. 31, 2005†
Common Stocks:

Aerospace and Defense	2	$150,495	$166,302	1.4	1.4
Air Freight and Logistics	2	97,021	148,156	1.2	0.4
Airlines	1	100,298	104,768	0.9	1.0
Auto Components	—	—	—	—	2.3
Biotechnology	6	290,708	318,392	2.7	4.3
Capital Markets	4	470,533	494,658	4.1	3.1
Chemicals	3	298,875	282,394	2.4	1.7
Commercial Banks	2	116,706	115,211	1.0	0.8
Commercial Services and Supplies	4	817,682	840,198	7.0	5.3
Communications Equipment	2	118,626	132,255	1.1	0.6
Computers and Peripherals	3	183,924	178,463	1.5	3.4
Construction and Engineering	2	211,481	261,513	2.2	3.1
Containers and Packaging	2	264,586	262,260	2.2	1.3
Diversified Financial Services	2	94,592	158,136	1.3	1.6
Electrical Equipment	1	82,665	115,216	1.0	0.5
Electronic Equipment and Instruments	2	131,869	129,748	1.1	0.9
Energy Equipment and Services	4	450,922	546,482	4.6	2.6
Food and Staples Retailing	1	67,481	64,605	0.5	—
Food Products	5	452,556	468,372	3.9	3.2
Gas Utilities	1	40,769	36,850	0.3	0.3
Health Care Equipment and Supplies	10	582,835	544,508	4.5	3.8
Health Care Providers and Services	6	433,424	447,718	3.7	4.5
Health Care Technology	2	151,002	167,522	1.4	0.8
Hotels, Restaurants and Leisure	3	350,522	390,085	3.3	5.7
Household Durables	1	63,246	56,808	0.5	—
Independent Power Producers and Energy Traders	1	99,818	114,390	1.0	0.6

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	Dec. 31, 2005†

Insurance	—	—	—	—	2.3
Internet and Catalog Retail	—	—	—	—	0.7
Internet Software and Services	1	$ 56,373	$ 75,060	0.6	0.9
IT Services	5	591,049	622,367	5.2	5.0
Life Sciences Tools and Services	3	219,841	208,244	1.7	—
Machinery	3	196,628	181,188	1.5	0.5
Media	3	181,285	179,564	1.5	0.5
Metals and Mining	2	118,689	127,434	1.1	1.0
Multiline Retail	1	183,584	178,339	1.5	1.5
Office Electronics	1	54,718	47,768	0.4	—
Oil, Gas and Consumable Fuels	6	572,157	645,601	5.4	5.2
Personal Products	2	333,769	383,284	3.2	2.7
Pharmaceuticals	5	424,523	461,654	3.9	4.6
Road and Rail	1	96,328	98,616	0.8	—
Semiconductors and Semiconductor Equipment	9	543,018	487,006	4.1	4.6
Software	7	584,906	509,778	4.3	4.8
Specialty Retail	5	514,452	505,059	4.2	7.7
Textiles, Apparel and Luxury Goods	—	—	—	—	0.3
Thrifts and Mortgage Finance	1	70,145	74,620	0.6	—
Wireless Telecommunication Services	2	107,269	123,507	1.0	1.3
	129	10,971,370	11,454,099	95.8	96.8
Short-Term Holding and Other Assets Less Liabilities	1	498,988	498,988	4.2	3.2
Net Assets	130	$11,470,358	$11,953,087	100.0	100.0

__________
† Restated to conform to current period’s classification.

Largest Portfolio Changes
During the Six Months Ended June 30, 2006

Largest Purchases		Largest Sales
Limited Brands*	Pharmaceutical Product	Jacobs Engineering Group	Abercrombie & Fitch (Class A)**
Amdocs*	Development*	Broadcom (Class A)**	Electronics for Imaging**
International Flavors &	Tyson Foods (Class A)*	Euronet Worldwide	Business Objects (ADR)**
Fragrances*	Manor Care*	Outback Steakhouse**	Hilton Hotels**
Pactiv*	CSX*	BorgWarner**	Chattem**
Pride International*	Research In Motion*

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
__________
* Position added during the period.	** Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Cash Management Portfolio

Summary of Net Assets
June 30, 2006

			Percent of Net Assets
	Issues	Value	June 30, 2006	Dec. 31, 2005
Short-Term Holdings:
US Government Securities	2	$ 1,696,579	12.9	11.9
US Government Agency Securities	3	2,993,686	22.7	19.7
Fixed Time Deposits	6	3,932,000	29.9	39.9
Repurchase Agreement	1	2,579,000	19.6	18.8
Commercial Paper	3	1,981,863	15.1	15.2
	15	13,183,128	100.2	105.5
Other Assets Less Liabilities	—	(24,200)	(0.2)	(5.5)
Net Assets	15	$13,158,928	100.0	100.0

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Common Stock Portfolio

Diversification of Net Assets
June 30, 2006

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	Dec. 31, 2005
Common Stocks and Warrants:
Aerospace and Defense	4	$ 151,305	$ 172,269	2.4	1.5
Air Freight and Logistics	—	—	—	—	0.5
Beverages	3	103,132	107,548	1.5	2.0
Biotechnology	2	182,770	141,914	2.0	1.7
Building Products	1	11,116	11,856	0.2	0.4
Capital Markets	5	225,856	246,344	3.4	2.6
Chemicals	3	168,873	176,368	2.4	2.4
Commercial Banks	1	76,518	83,283	1.1	3.3
Commercial Services and Supplies	2	108,406	96,483	1.3	1.8
Communications Equipment	7	420,582	433,918	6.0	6.0
Computers and Peripherals	5	378,564	358,239	4.9	4.0
Containers and Packaging	1	126,080	102,789	1.4	1.2
Diversified Consumer Services	—	—	—	—	0.5
Diversified Financial Services	4	490,630	541,954	7.5	5.3
Diversified Telecommunication Services	4	149,901	161,879	2.2	2.5
Electronic Equipment and Instruments	1	38,568	35,607	0.5	—
Energy Equipment and Services	2	75,342	83,886	1.2	—
Food and Staples Retailing	2	184,349	186,751	2.6	3.7
Food Products	1	31,837	33,042	0.4	0.3
Health Care Equipment and Supplies	3	191,149	151,340	2.1	1.3
Health Care Providers and Services	3	225,008	204,239	2.8	1.4
Hotels, Restaurants and Leisure	1	62,341	60,480	0.8	1.1

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	Dec. 31, 2005
Household Products	1	$ 78,828	$ 77,840	1.1	0.5
Industrial Conglomerates	2	266,391	279,988	3.9	5.0
Insurance	5	255,244	247,038	3.4	3.2
Internet Software and Services	3	108,371	108,007	1.5	2.3
IT Services	—	—	—	—	0.8
Machinery	1	45,098	65,550	0.9	1.5
Media	6	331,479	347,115	4.8	5.3
Metals and Mining	2	102,035	102,576	1.4	0.6
Multi-Utilities	1	47,222	44,874	0.6	0.4
Multiline Retail	1	92,123	65,706	0.9	1.6
Oil, Gas and Consumable Fuels	5	514,558	573,955	7.9	4.9
Personal Products	—	—	—	—	0.4
Pharmaceuticals	6	485,318	440,594	6.1	10.3
Semiconductors and Semiconductor Equipment	3	126,988	117,620	1.6	2.3
Software	5	522,152	401,744	5.5	4.4
Specialty Retail	3	163,106	149,834	2.1	1.9
Thrifts and Mortgage Finance	2	102,512	91,926	1.3	1.3
Tobacco	2	143,913	217,298	3.0	3.2
Wireless Telecommunication Services	2	152,989	173,752	2.4	2.5
	105	6,940,654	6,895,606	95.1	95.9
Options Purchased	23	314,976	261,960	3.6	1.9
US Government Securities	—	—	—	—	0.4
Short-Term Holdings and Other Assets Less Liabilities	2	94,374	93,679	1.3	1.8
Net Assets	130	$7,350,004	$7,251,245	100.0	100.0

Largest Portfolio Changes
During the Six Months Ended June 30, 2006

Largest Purchases		Largest Sales
Cogent*	Aetna*	Albertson’s**	Google (Class A)
Sunoco*	Freeport-McMoRan Copper &	BellSouth	Johnson & Johnson
Abercrombie & Fitch (Class A)*	Gold (Class B)*	Nokia (ADR)	Tyco International
Hewlett-Packard*	AT&T*	Andrx**	Amdocs**
UnitedHealth Group*	Murphy Oil*	Microsoft	International Business Machines
QUALCOMM

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
__________
* Position added during the period.	** Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Communications and Information Portfolio

Diversification of Net Assets
June 30, 2006

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	December 31, 2005†
Common Stocks:
Application Software	4	$ 6,034,569	$ 5,810,379	10.6	11.8
Broadcasting and Cable TV	—	—	—	—	0.9
Communications Equipment	7	4,772,804	5,148,239	9.4	7.6
Computer Hardware	2	883,177	809,184	1.5	4.0
Computer Storage and Peripherals	5	4,952,511	4,878,165	8.9	7.3
Consumer Software	—	—	—	—	1.0
Data Processing and Outsourced Services	1	560,690	553,992	1.0	0.5
Electronic Equipment Manufacturers	2	1,392,713	1,508,094	2.8	3.1
Electronic Manufacturing Services	—	—	—	—	0.6
Health Care Equipment	2	891,968	837,979	1.6	4.4
Integrated Telecommunication Services	—	—	—	—	0.6
Internet Retail	—	—	—	—	1.9
Internet Software and Services	4	10,732,755	9,045,517	16.6	13.3
IT Consulting and Other Services	1	1,561,259	2,269,200	4.2	6.0
Life Sciences Tools and Services	2	784,651	766,154	1.4	0.6
Semiconductor Equipment	5	5,247,103	5,103,424	9.3	7.7
Semiconductors	15	9,133,626	8,750,420	16.0	10.3
Systems Software	3	2,088,138	2,180,439	4.0	8.7
Technical Software	2	4,059,735	3,561,260	6.5	7.4
Wireless Telecommunication Services	3	1,600,092	1,532,960	2.8	0.9
	58	54,695,791	52,755,406	96.6	98.6
Option Purchased	1	91,057	68,850	0.1	—
Other Assets Less Liabilities	—	1,820,691	1,820,002	3.3	1.4
Net Assets	59	$56,607,539	$54,644,258	100.0	100.0
† Restated to conform to current period’s classification.

Largest Portfolio Changes
During the Six Months Ended June 30, 2006

Largest Purchases	Largest Sales
VeriSign*	MEMC Electronic Materials**
KLA-Tencor*	Microsoft**
Autodesk*	CA**
McAfee	Amdocs
Cymer	Fisher Scientific International**
Marvell Technology Group*	Altera**
Mercury Interactive	Oracle
SanDisk*	Cognos**
Motorola*	Google (Class A)**
Texas Instruments*	THQ**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
__________
* Position added during the period.
** Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Global Technology Portfolio

Diversification of Net Assets by Industry
June 30, 2006

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	Dec. 31, 2005†
Common Stocks:
Application Software	5	$ 745,015	$697,549	8.4	10.2
Casinos and Gaming	—	—	—	—	0.5
Communications Equipment	9	793,382	876,831	10.5	9.2
Computer Hardware	2	135,955	123,861	1.5	5.3
Computer Storage and Peripherals	5	665,474	636,950	7.6	7.0
Consumer Electronics	2	149,649	152,070	1.8	—
Consumer Software	—	—	—	—	2.3
Data Processing and Outsourced Services	1	82,638	81,072	1.0	0.5
Diversified Commercial and Professional	—	—	—	—	0.5
Electronic Equipment Manufacturers	5	432,934	469,681	5.6	5.0
Electronic Manufacturing Services	1	60,632	67,341	0.8	1.3
Health Care Equipment	—	—	—	—	2.6
Integrated Telecommunication Services	—	—	—	—	0.5
Internet Retail	1	50,325	50,771	0.6	1.8

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	Dec. 31, 2005†

Internet Software and Services	5	$1,254,873	$1,081,382	12.9	8.9
IT Consulting and Other Services	7	478,250	559,929	6.7	8.0
Leisure Products	1	81,869	85,071	1.0	—
Life Sciences Tools and Services	1	55,778	52,912	0.6	0.5
Office Electronics	1	78,494	88,038	1.0	1.0
Semiconductor Equipment	4	440,618	457,050	5.5	7.3
Semiconductors	20	1,766,843	1,645,139	19.7	8.6
Specialty Chemicals	1	33,658	28,524	0.3	0.6
Specialty Finance	—	—	—	—	0.6
Systems Software	4	328,771	353,177	4.2	7.1
Technical Software	2	375,746	350,544	4.2	4.2
Wireless Telecommunication Services	2	150,896	139,077	1.7	1.3
	79	8,161,800	7,996,969	95.6	94.8
Other Assets Less Liabilities	—	369,802	365,396	4.4	5.2
Net Assets	79	$8,531,602	$8,362,365	100.0	100.0
_____________
† Restated to conform to current period’s classification.

Largest Portfolio Changes
During the Six Months Ended June 30, 2006

Largest Purchases		Largest Sales
VeriSign*	SanDisk*	MEMC Electronic Materials**	Oracle
McAfee	Broadcom (Class A)*	Microsoft**	Amdocs
KLA-Tencor*	Business Objects (ADR)*	CA**	International Business
Autodesk*	Marvell Technology Group*	Altera**	Machines**
HOYA*	Motorola*	Cognos**	THQ**
Kinetic Concepts**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
__________
* Position added during the period.	** Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman International Growth Portfolio

Diversification of Net Assets by Industry
June 30, 2006

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	Dec. 31, 2005†
Common Stocks:
Air Freight and Logistics	—	—	—	—	0.9
Airlines	3	$91,518	$ 99,982	2.6	1.2
Automobiles	2	87,041	95,845	2.5	1.9
Biotechnology	—	—	—	—	2.0
Capital Markets	2	125,148	146,595	3.7	2.1
Chemicals	1	34,921	38,068	1.0	1.5
Commercial Banks	7	341,162	376,764	9.6	11.7
Communications Equipment	—	—	—	—	4.6
Computers and Peripherals	1	81,436	76,142	1.9	1.1
Construction and Engineering	1	22,067	38,979	1.0	0.9
Consumer Finance	1	21,171	19,018	0.5	—
Diversified Financial Services	1	75,090	84,611	2.2	1.0
Electrical Equipment	—	—	—	—	1.0
Electronic Equipment and Instruments	1	44,464	43,104	1.1	5.0
Energy Equipment and Services	1	38,297	44,539	1.1	—
Food and Staples Retailing	2	64,206	64,959	1.7	1.2
Food Products	1	100,123	106,697	2.7	2.4
Health Care Equipment and Supplies	1	32,196	42,636	1.1	1.7
Hotels, Restaurants and Leisure	1	54,367	54,669	1.4	—
Household Durables	2	106,718	112,635	2.9	3.8
Household Products	1	41,961	43,854	1.1	1.7
Industrial Conglomerates	—	—	—	—	0.8
Insurance	—	—	—	—	3.4
Internet and Catalog Retail	1	123,489	92,577	2.4	—

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	Dec. 31, 2005†

Internet Software and Services	—	—	—	—	1.0
IT Services	—	—	—	—	0.7
Machinery	2	$ 92,397	$ 131,205	3.4	3.9
Marine	—	—	—	—	1.2
Media	4	195,305	222,756	5.7	8.4
Metals and Mining	3	179,645	178,931	4.6	3.9
Multi-Utilities	1	99,724	103,534	2.6	1.4
Multiline Retail	1	33,081	32,467	0.8	0.9
Oil, Gas and Consumable Fuels	4	201,430	229,013	5.9	3.3
Pharmaceuticals	6	377,592	418,087	10.7	6.5
Real Estate Investment Trusts	1	30,071	68,971	1.8	1.5
Real Estate Management and Development	3	112,244	115,860	3.0	0.4
Road and Rail	—	—	—	—	1.2
Semiconductors and Semiconductor Equipment	4	269,637	262,180	6.7	2.6
Software	2	131,082	130,756	3.3	2.0
Specialty Retail	1	47,210	94,719	2.4	3.0
Textiles, Apparel and Luxury Goods	2	108,213	118,511	3.0	3.9
Tobacco	2	75,354	71,817	1.8	—
Wireless Telecommunication Services	1	58,767	66,520	1.7	2.3
	67	3,497,127	3,827,001	97.9	98.0
Other Assets
Less Liabilities	—	81,789	82,538	2.1	2.0
Net Assets	67	$3,578,916	$3,909,539	100.0	100.0
__________
† Restated to conform to current period’s classification.

Largest Portfolio Changes
During the Six Months Ended June 30, 2006

Largest Purchases		Largest Sales
Rakuten*	Statoil*	Credit Suisse Group**	Serono**
Sanofi-Aventis*	Euronext*	Merck KGaA**	Nippon Electric Glass**
Groupe Danone*	Vallourec*	Allianz**	UniCredito Italiano**
AstraZeneca*	Nintendo*	Nokia**	Publicis Groupe**
ARM Holdings*	SAP*	Dassault Systemes**	SES Global (FDR)**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

__________
* Position added during the period.	** Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Investment Grade Fixed Income Portfolio

Diversification of Net Assets
June 30, 2006

			Percent of Net Assets
	Issues	Value	June 30, 2006	December 31, 2005†

US Government and Government Agency Securities	27	$ 1,277,041	57.4	42.5
Corporate Fixed Income Securities:
Aerospace and Defense	1	14,806	0.7	2.9
Airlines	—	—	—	1.2
Beverages	1	11,631	0.5	0.7
Biotechnology	—	—	—	0.5
Capital Markets	3	48,789	2.2	0.5
Chemicals	1	31,119	1.4	—
Commercial Banks	5	104,362	4.7	2.2
Consumer Finance	2	58,946	2.6	3.9
Diversified Financial Services	3	51,771	2.3	1.6
Diversified Telecommunication Services	4	108,971	4.9	0.7
Electric Utilities	7	127,210	5.8	4.9
Food and Staples Retailing	1	25,907	1.2	2.4
Food Products	1	18,342	0.8	1.1
Health Care Equipment and Supplies	—	—	—	0.8
Health Care Providers and Services	3	77,791	3.5	2.5
Hotels, Restaurants and Leisure	1	14,642	0.7	1.3
Household Durables	—	—	—	4.3
Household Products	1	9,247	0.4	—
Independent Power Producers and Energy Traders	—	—	—	1.5
Industrial Conglomerates	1	24,838	1.1	—
Insurance	3	32,894	1.5	3.0
Media	3	38,398	1.7	0.7
Multi-Utilities	2	34,413	1.5	1.3
Oil, Gas and Consumable Fuels	5	140,150	6.3	4.3
Pharmaceuticals	1	4,966	0.2	1.1
Real Estate Investment Trusts	—	—	—	0.7
Real Estate Management and Development	1	24,002	1.1	—
Specialty Retail	—	—	—	0.2
Thrifts and Mortgage Finance	3	61,865	2.8	1.3
Wireless Telecommunication Services	—	—	—	0.5
	53	1,065,060	47.9	46.1
Other Assets Less Liabilities	—	(118,140)	(5.3)	11.4
Net Assets	80	$2,223,961	100.0	100.0

__________
† Restated to conform to current period’s classification.

Largest Portfolio Changes
During the Six Months Ended June 30, 2006

Largest Purchases	Largest Sales

US Treasury Notes 3.5%, 2/15/2010*	US Treasury Notes 4.375%, 12/15/2010**
Fannie Mae:	Freddie Mac 5.05%, 12/8/2008**
6%, 7/2006 TBA*	Fannie Mae 5%, 3/2/2015**
5.5%, 2/22/2011*	US Treasury Notes:
US Treasury Notes:	3.375%, 10/15/2009**
4.5%, 2/15/2009*	4.5%, 11/15/2015**
5.125%, 5/15/2016*	CVS Lease 5.88%, 1/10/2028**
Fannie Mae 5.4%, 4/13/2009*	US Treasury Notes:
US Treasury Notes:	4.375%, 11/15/2008**
4.25%, 8/15/2013*	4.25%, 10/31/2007**
4.875%, 5/15/2009*	Tosco 8.125%, 2/15/2030**
Freddie Mac 5.4%, 2/28/2011*	D.R. Horton 5%, 1/15/2009**
Pemex Project Funding 8%, 11/15/2011*

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

__________
  * Position added during the period.
** Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Large-Cap Value Portfolio

Diversification of Net Assets
June 30, 2006

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	December 31, 2005
Common Stocks:
Aerospace and Defense	2	$ 209,483	$ 351,460	7.5	6.3
Capital Markets	1	162,150	144,900	3.1	3.1
Chemicals	4	416,457	504,708	10.7	10.5
Commercial Banks	1	104,551	123,520	2.6	6.6
Communications Equipment	1	162,917	128,000	2.7	—
Computers and Peripherals	1	179,844	138,276	2.9	2.9
Diversified Financial Services	2	249,437	315,350	6.7	3.4
Energy Traders	—	—	—	—	2.4
Food and Staples Retailing	1	108,710	171,540	3.6	2.9
Health Care Equipment and Supplies	3	376,901	362,040	7.7	6.2
Health Care Providers and Services	—	—	—	—	2.6
Independent Power Producers and Energy Traders	1	69,690	147,600	3.1	—
Industrial Conglomerates	1	121,720	131,840	2.8	4.9
Insurance	3	406,556	438,340	9.3	9.3
IT Services	—	—	—	—	3.2
Machinery	1	71,327	148,960	3.2	3.0
Multiline Retail	1	36,524	135,020	2.9	3.2
Oil, Gas and Consumable Fuels	3	251,117	470,152	10.0	8.6
Pharmaceuticals	1	153,259	133,230	2.8	3.2
Road and Rail	2	160,907	280,320	5.9	7.0
Specialty Retail	1	145,554	121,800	2.6	2.4
Thrifts and Mortgage Finance	1	103,123	159,530	3.4	2.9
Tobacco	1	72,030	146,860	3.1	3.2
Wireless Telecommunication Services	1	131,081	111,944	2.4	2.5
	33	3,693,338	4,665,390	99.0	100.3
Short-Term Holding and Other
Assets Less Liabilities	1	48,616	48,616	1.0	(0.3)
Net Assets	34	$3,741,954	$4,714,006	100.0	100.0

Largest Portfolio Changes
During the Six Months Ended June 30, 2006

Largest Purchases
Juniper Networks*
Boston Scientific*

Largest Sales
Amdocs**
HCA**
Tyco International**
CSX
Union Pacific
U.S. Bancorp
J.C. Penney
Caterpillar
JPMorgan Chase
Valero Energy

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

__________
  * Position added during the period.
** Position eliminated during the period.

Seligman Portfolios, Inc.
Performance and Portfolio Overview

Seligman Smaller-Cap Value Portfolio

Diversification of Net Assets
June 30, 2006

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	December 31, 2005
Common Stocks:
Aerospace and Defense	1	$ 5,332,442	$ 5,883,000	2.6	2.5
Airlines	1	2,999,170	7,450,000	3.3	3.6
Beverages	1	1,674,794	4,000,000	1.8	1.8
Biotechnology	2	6,975,945	7,659,661	3.4	4.2
Chemicals	3	14,722,835	16,114,600	7.2	11.9
Commercial Banks	1	3,914,720	3,721,695	1.7	—
Commercial Services and Supplies	3	7,769,295	14,888,400	6.7	7.2
Communications Equipment	1	5,078,353	4,808,250	2.2	1.5
Computers and Peripherals	1	3,226,950	3,272,500	1.5	—
Containers and Packaging	1	3,247,402	2,624,400	1.2	1.4
Diversified Consumer Services	1	2,471,893	6,300,000	2.8	3.1
Electrical Equipment	2	5,419,132	8,294,000	3.7	1.7
Electronic Equipment and Instruments	2	4,881,972	8,123,240	3.7	2.4
Energy Equipment and Services	2	6,782,028	12,870,000	5.8	4.7
Food and Staples Retailing	1	1,565,705	1,699,407	0.8	—
Food Products	1	1,669,270	4,020,000	1.8	2.2
Health Care Providers and Services	3	13,738,533	11,010,308	5.0	4.0
Hotels, Restaurants and Leisure	4	17,265,264	17,559,750	7.9	7.1
Household Durables	1	1,115,422	4,268,500	1.9	2.1
Insurance	4	12,460,174	18,558,800	8.3	7.0
IT Services	—	—	—	—	1.4
Machinery	2	8,411,970	12,197,700	5.5	7.8
Media	1	3,027,248	4,678,999	2.1	2.3
Multiline Retail	1	6,672,606	4,275,200	1.9	2.2
Oil, Gas and Consumable Fuels	1	678,184	4,460,000	2.0	1.6
Paper and Forest Products	—	—	—	—	0.8
Pharmaceuticals	1	3,634,791	4,640,000	2.1	2.0
Road and Rail	1	1,575,121	4,981,000	2.2	2.4
Semiconductors and Semiconductor Equipment	3	12,949,602	7,571,170	3.4	5.7
Specialty Retail	3	16,687,109	12,117,500	5.5	5.6
	49	175,947,930	218,048,080	98.0	100.2
Short-Term Holding and Other
Assets Less Liabilities	1	4,346,411	4,346,411	2.0	(0.2)
Net Assets	50	$180,294,341	$222,394,491	100.0	100.0

Largest Portfolio Changes
During the Six Months Ended June 30, 2006

Largest Purchases	Largest Sales

Claire’s Stores*	Stewart & Stevenson Services**
F5 Networks*	ATI Technologies**
South Financial Group*	NOVA Chemicals**
Endurance Specialty Holdings*	Sotheby’s Holdings (Class A)
Hypercom*	Terex
WellCare Health Plans*	Chemtura**
Symbol Technologies*	Finish Line (Class A)**
General Cable*	Carreker**
Keryx Biopharmaceuticals	Continental Airlines
Central European Distribution*	Plantronics**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

_____________
  * Position added during the period.
** Position eliminated during the period.

Seligman Portfolios, Inc.
Benchmarks

Lipper Averages
Corporate Debt Funds BBB-Rated is an average of funds that invest primarily in corporate and government debt issues rated in the top four grades.

Global Funds is an average of funds that invest at least 25% of its portfolio in securities traded outside of the United States and that may own U.S. securities as well.

International Funds is an average of funds that invest their assets in securities with primary trading markets outside of the United States.

International Multi-Cap Growth Funds is an average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

Large-Cap Core Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($14.6 billion as of June 30, 2006). Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Large-Cap Value Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($14.6 billion as of June 30, 2006). Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Mid-Cap Funds is an average of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

Mid-Cap Growth Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($14.6 billion as of June 30, 2006). Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Multi-Cap Value Funds is an average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) over 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($14.6 billion as of June 30, 2006). Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index

Science & Technology Funds is an average of funds that invest at least 65% of their equity portfolios in science and technology stocks.

Small-Cap Core Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($3.7 billion as of June 30, 2006). Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Small-Cap Value Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($3.7 billion as of June 30, 2006). Small-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.
_____________
See footnotes on page 13.

Seligman Portfolios, Inc.
Benchmarks

Indices

Goldman Sachs Technology Indexes are a family of equity indexes designed as equity benchmarks for U.S. traded technology and internet-related securities.

Lehman Brothers Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government.

Lehman Brothers Government/Credit Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s), with at least one year to maturity.

MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

MSCI EAFE Growth Index is a market capitalization-weighted index that measures stock market performance of these developed markets in Europe, Australasia, and the Far East with a greater-than-average growth orientation.

MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed equity markets.

MSCI World Information Technology Index is a free float-adjusted market capitalization index designed to measure information technology stocks in the global developed equity markets.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted values. The stocks are also members of the Russell 1000 Growth Index.

Standard & Poor’s 500 Composite Index measures the performance of 500 of the largest US companies based on market capitalization.
_____________
Adapted from materials of Lipper, Goldman Sachs, Lehman, Morgan Stanley, Russell, and Standard & Poor’s.
The averages and indices are unmanaged benchmarks that assume reinvestment of distributions. The performance of the averages and indices excludes the effect of taxes and sales charges. The performance of the indices also excludes fees. Investors cannot invest directly in an average or an index.

Seligman Portfolios, Inc.
Understanding and Comparing Your Portfolio’s Expenses

As an investor in a Portfolio of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Portfolio and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses of investing in a Portfolio only and do not reflect any costs that may be charged by insurance companies’ separate accounts or by any pension or retirement plan. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if these costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2006 and held for the entire six-month period ended June 30, 2006.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Portfolio that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each Portfolio’s class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Portfolio. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

				Actual		Hypothetical
Portfolio	Beginning Account Value 1/1/06	Annualized Expense Ratio*	Annualized Expense Reimbursement Ratio†	Ending Account Value 6/30/06	Expenses Paid During Period** 1/1/06 to 6/30/06	Ending Account Value 6/30/06	Expenses Paid During Period** 1/1/06 to 6/30/06
Capital
Class 1	$1,000.00	1.02%		$ 990.60	$5.03	$1,019.74	$ 5.11
Class 2	1,000.00	1.27		989.70	6.27	1,018.50	6.36
Cash Management	1,000.00	0.70		1,019.40	3.50	1,021.32	3.51
Common Stock	1,000.00	0.93		1,013.80	4.64	1,020.18	4.66
Communications and Information
Class 1	1,000.00	1.05		1,046.70	5.33	1,019.59	5.26
Class 2	1,000.00	1.30		1,045.20	6.59	1,018.35	6.51
Global Technology
Class 1	1,000.00	1.90	0.51%	1,016.20	9.50	1,015.37	9.49
Class 2	1,000.00	2.05	0.51	1,015.60	10.25	1,014.63	10.24
International Growth	1,000.00	2.00	1.92	1,071.20	10.27	1,014.88	9.99
Investment Grade	1,000.00	0.85	1.46	985.20	4.18	1,020.58	4.26
Large-Cap Value	1,000.00	1.34		1,035.10	6.76	1,018.15	6.71
Smaller-Cap Value
Class 1	1,000.00	1.14		1,072.00	5.86	1,019.14	5.71
Class 2	1,000.00	1.33		1,070.50	6.83	1,018.20	6.66
__________
*	Expenses of Class 2 shares differ from the expenses of Class 1 shares due to the differences in 12b-1 fees paid. See the Fund’s prospectus for a description of each share class and its expenses.
**
Expenses are equal to the Portfolio’s annualized expense ratio based on actual expenses for the period January 1, 2006 to June 30, 2006, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

†
The Manager, at its discretion, has agreed to reimburse expenses, other than management and 12b-1 fees, that exceed a certain rate per annum of the average daily net assets of certain Portfolios. Absent such reimbursement, the expense ratios and expenses paid for the period would have been higher. See Note 4 to the Financial Statements on page 39 of this report for additional information.

Seligman Portfolios, Inc.
Portfolios of Investments  (unaudited)
June 30, 2006

Seligman Capital Portfolio

	Shares	Value
Common Stocks 95.8%
Aerospace and Defense 1.4%
Precision Castparts	1,100	$ 65,736
Rockwell Collins	1,800	100,566
		166,302
Air Freight and Logistics 1.2%
Expeditors International of Washington	1,600	89,576
C.H. Robinson Worldwide	1,100	58,580
		148,156
Airlines 0.9%
Southwest Airlines	6,400	104,768

Biotechnology 2.7%
Applera-Celera Genomics Group*	2,900	37,555
Biogen Idec*	700	32,428
Celgene*	2,100	99,435
Cepheid*	5,500	52,883
Cubist Pharmaceuticals*	1,500	37,815
MedImmune*	2,150	58,276
		318,392
Capital Markets 4.1%
E*TRADE Financial*	2,800	63,896
Legg Mason	900	89,568
Northern Trust	3,300	182,539
T. Rowe Price Group	4,200	158,655
		494,658
Chemicals 2.4%
Ashland	900	60,030
Huntsman*	4,700	81,404
International Flavors & Fragrances	4,000	140,960
		282,394
Commercial Banks 1.0%
Commerce Bancorp	1,700	60,639
Zions Bancorporation	700	54,572
		115,211
Commercial Services and Supplies 7.0%
Allied Waste Industries*	10,800	122,688
Cintas	6,300	250,709
Corrections Corporation of America*	3,800	201,172
Herman Miller	9,800	265,629
		840,198
Communications Equipment 1.1%
F5 Networks*	1,300	69,453
Research In Motion*	900	62,802
		132,255
Computers and Peripherals 1.5%
Diebold	1,400	56,868
Network Appliance*	2,000	70,610
SanDisk*	1,000	50,985
		178,463
Construction and Engineering 2.2%
Fluor	1,700	157,981
Jacobs Engineering Group*	1,300	103,532
		261,513

	Shares	Value
Containers and Packaging 2.2%
Pactiv*	5,400	$ 133,650
Temple-Inland	3,000	128,610
		262,260
Diversified Financial Services 1.3%
Chicago Mercantile Exchange Holdings	200	98,230
Moody’s	1,100	59,906
		158,136
Electrical Equipment 1.0%
Rockwell Automation	1,600	115,216

Electronic Equipment and Instruments 1.1%
Agilent Technologies*	3,300	104,148
Jabil Circuit	1,000	25,600
		129,748
Energy Equipment and Services 4.6%
BJ Services	4,500	167,670
Patterson-UTI Energy	2,900	82,258
Pride International*	3,800	118,674
Smith International	4,000	177,880
		546,482
Food and Staples Retailing 0.5%
Whole Foods Market	1,000	64,605

Food Products 3.9%
Dean Foods*	4,500	167,355
Hershey	1,100	60,577
Smithfield Foods*	2,200	63,426
J.M. Smucker	1,500	67,050
Tyson Foods (Class A)	7,400	109,964
		468,372
Gas Utilities 0.3%
Equitable Resources	1,100	36,850

Health Care Equipment and Supplies 4.5%
Biomet	1,000	31,305
Conor Medsystems*	2,200	60,665
Cooper	2,700	119,583
DENTSPLY International	1,400	84,819
Given Imaging*	2,200	33,550
Hologic*	1,300	64,220
Intuitive Surgical*	300	34,387
Northstar Neuroscience*	3,500	37,923
Quidel*	4,400	42,394
St. Jude Medical*	1,100	35,662
		544,508
Health Care Providers and Services 3.7%
Health Net*	1,900	85,823
Laboratory Corporation of America Holdings*	1,300	80,899
Manor Care	2,100	98,532
Patterson*	1,600	55,880
Psychiatric Solutions*	1,700	48,688
Quest Diagnostics	1,300	77,896
		447,718
_____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Capital Portfolio (continued)

	Shares	Value
Health Care Technology 1.4%
IMS Health	2,400	$ 64,440
Omnicell*	7,400	103,082
		167,522
Hotels, Restaurants and Leisure 3.3%
International Game Technology	3,000	113,820
Sonic*	8,850	190,806
YUM! Brands	1,700	85,459
		390,085
Household Durables 0.5%
Fortune Brands	800	56,808

Independent Power Producers and Energy Traders 1.0%
AES*	6,200	114,390

Internet Software and Services 0.6%
j2 Global Communications*	2,400	75,060

IT Services 5.2%
Amdocs*	5,000	183,000
Cognizant Technology Solutions (Class A)*	1,100	74,112
Euronet Worldwide*	1,900	72,438
Fiserv*	3,100	140,678
Paychex	3,900	152,139
		622,367
Life Sciences Tools and Services 1.7%
Illumina*	1,600	47,544
Nektar Therapeutics*	3,600	65,808
Pharmaceutical Product Development	2,700	94,892
		208,244
Machinery 1.5%
Dover	1,000	49,430
ITT	1,500	74,250
Joy Global	1,100	57,508
		181,188
Media 1.5%
Liberty Global (Series A)*	3,100	66,387
Sirius Satellite Radio*	11,900	56,227
Univision Communications (Class A)*	1,700	56,950
		179,564
Metals and Mining 1.1%
Allegheny Technologies	400	27,696
Freeport-McMoRan Copper & Gold (Class B)	1,800	99,738
		127,434
Multiline Retail 1.5%
Family Dollar Stores	7,300	178,339

Office Electronics 0.4%
Zebra Technologies (Class A)*	1,400	47,768

	Shares	Value
Oil, Gas and Consumable Fuels 5.4%
EOG Resources	2,100	$ 145,614
Kinder Morgan	700	69,923
Noble Energy	3,700	173,382
Peabody Energy	1,500	83,625
Pogo Producing	1,800	82,980
Sunoco	1,300	90,077
		645,601
Personal Products 3.2%
Avon Products	2,800	86,800
NBTY*	12,400	296,484
		383,284
Pharmaceuticals 3.9%
Allergan	1,600	171,616
Forest Laboratories*	1,400	54,166
K-V Pharmaceutical (Class A)*	2,000	37,320
Penwest Pharmaceuticals*	3,600	78,516
Sepracor*	2,100	120,036
		461,654
Road and Rail 0.8%
CSX	1,400	98,616

Semiconductors and Semiconductor Equipment 4.1%
Agere Systems*	4,100	60,270
Analog Devices	2,700	86,778
KLA-Tencor	1,100	45,771
Linear Technology	2,100	70,318
Maxim Integrated Products	1,600	51,432
MEMC Electronic Materials*	800	30,000
Micron Technology*	3,000	45,180
NVIDIA*	1,900	40,470
Xilinx	2,500	56,787
		487,006
Software 4.3%
Autodesk*	1,800	62,001
BEA Systems*	2,300	30,118
Citrix Systems*	1,100	44,138
Cogent*	11,900	178,798
Electronic Arts*	1,900	81,681
NAVTEQ*	1,400	62,552
Quest Software*	3,600	50,490
		509,778
Specialty Retail 4.2%
bebe stores	1,600	24,968
Bed Bath & Beyond*	3,600	119,430
Chico’s FAS*	3,600	97,128
Limited Brands	7,600	194,484
Tractor Supply*	1,300	69,049
		505,059

__________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Capital Portfolio (continued)

	Shares	Value
Thrifts and Mortgage Finance 0.6%
Hudson City Bancorp	5,600	$ 74,620

Wireless Telecommunication Services 1.0%
American Tower (Class A)*	2,700	84,024
NII Holdings (Class B)*	700	39,483
		123,507
Total Common Stocks (Cost $10,971,370)		$11,454,099

	Principal Amount	Value
Repurchase Agreement 2.9%
State Street Bank 4.15%, dated 6/30/2006, maturing 7/3/2006, in the amount of $345,119, collateralized by: $350,000 US Treasury Notes 6.5%, 10/15/2006, with a fair market value of $356,125 (Cost $345,000)	$345,000	$ 345,000
Total Investments 98.7% (Cost $11,316,370)		11,799,099
Other Assets Less Liabilities 1.3%		153,988
Net Assets 100.0%		$11,953,087

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Principal Amount	Value
US Government and Government Agency Securities 35.6%
US Government Securities 12.9%
US Treasury Bills:
4.61%, 7/13/2006	4.67%	$ 800,000	$798,771
4.615%, 7/20/2006	4.68	900,000	897,808
			1,696,579
Government Agency Securities 22.7%
Fannie Mae 5.17%, 7/24/2006	5.24	1,000,000	996,697
Federal Home Loan Bank
4.919%, 7/19/2006	4.99	1,000,000	997,540
Freddie Mac 4.961%, 7/5/2006	5.03	1,000,000	999,449
			2,993,686

Total US Government and Government Agency Securities (Cost $4,690,265)			4,690,265

Fixed Time Deposits 29.9%
Bank of Montreal, Toronto 5.01%, 7/3/2006	5.08	656,000	656,000
BNP Paribas, Grand Cayman 5.28%, 7/3/2006	5.35	655,000	655,000
Citibank, N.A., Nassau 5.1%, 7/5/2006	5.17	655,000	655,000
Dexia Credit Local, Grand Cayman 5.07%, 7/3/2006	4.39	655,000	655,000
Rabobank Nederland, Grand Cayman 5.01%, 7/3/2006	5.08	656,000	656,000
Royal Bank of Scotland, London 5.25%, 7/5/2006	5.32	655,000	655,000
Total Fixed Time Deposits (Cost $3,932,000)			3,932,000

	Annualized Yield on Purchase Date	Principal Amount	Value
Repurchase Agreement 19.6%
State Street Bank 4.15%, dated 6/30/2006, maturing 7/3/2006, in the amount of $2,579,893, collateralized by: $2,615,000 US Treasury Notes 6.5%, 10/15/2006, with a fair market value of $2,660,763 (Cost $2,579,000)	4.21%	$2,579,000	$2,579,000

Commercial Paper 15.1%
AIG Funding 5.26%, 8/14/2006	5.33	655,000	650,789
American Express Credit 4.99%, 7/6/2006	5.06	670,000	669,536
General Electric Capital 5.02%, 7/6/2006	5.09	662,000	661,538
Total Commercial Paper (Cost $1,981,863)			1,981,863
Total Investments 100.2% (Cost $13,183,128)			13,183,128
Other Assets Less Liabilities (0.2)%			(24,200)
Net Assets 100.0%			$13,158,928

__________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Common Stock Portfolio

	Shares or Warrants		Value
Common Stocks and Warrants 95.1%
Aerospace and Defense 2.4%
Boeing	500	shs.	$ 40,955
General Dynamics	600		39,276
Honeywell International	2,200		88,660
Raytheon* (exercise price of $37.50, expiring 6/16/2011)	267	wts.	3,378
			172,269
Beverages 1.5%
Coca-Cola	900	shs.	38,718
Coca-Cola Enterprises	2,200		44,814
PepsiCo	400		24,016
			107,548
Biotechnology 2.0%
Amgen*	1,200		78,264
Pharmion*	3,743		63,650
			141,914
Building Products 0.2%
Masco	400		11,856

Capital Markets 3.4%
Bank of New York	1,900		61,180
Goldman Sachs Group	300		45,129
Legg Mason	200		19,904
Merrill Lynch	1,100		76,516
Morgan Stanley	690		43,615
			246,344
Chemicals 2.4%
Dow Chemical	1,600		62,448
E.I. du Pont de Nemours	1,700		70,720
Praxair	800		43,200
			176,368
Commercial Banks 1.1%
Wachovia	1,540		83,283

Commercial Services and Supplies 1.3%
Cendant	3,500		57,015
Waste Management	1,100		39,468
			96,483
Communications Equipment 6.0%
Cisco Systems*	4,770		93,134
Corning*	3,900		94,341
Lucent Technologies*	15,500		37,510
Lucent Technologies* (exercise price of $2.75, expiring 12/10/2007)	36,720	wts.	9,731
Motorola	1,800	shs.	36,270
Nokia (ADR)	2,700		54,702
QUALCOMM	2,700		108,230
			433,918
Computers and Peripherals 4.9%
Apple Computer*	900		51,507
EMC*	8,400		92,148
Hewlett-Packard	2,100		66,528

	Shares	Value
Computers and Peripherals (continued)
International Business Machines	1,220	$ 93,720
Seagate Technology*	2,400	54,336
		358,239
Containers and Packaging 1.4%
Smurfit-Stone Container*	9,400	102,789

Diversified Financial Services 7.5%
Bank of America	3,740	179,894
CIT Group	600	31,374
Citigroup	3,860	186,206
JPMorgan Chase	3,440	144,480
		541,954
Diversified Telecommunication Services 2.2%
AT&T	1,900	52,991
BellSouth	600	21,720
Citizens Communications	3,600	46,980
Verizon Communications	1,200	40,188
		161,879
Electronic Equipment and Instruments 0.5%
Symbol Technologies	3,300	35,607

Energy Equipment and Services 1.2%
Halliburton	600	44,526
Tidewater	800	39,360
		83,886
Food and Staples Retailing 2.6%
CVS	3,400	104,380
Wal-Mart Stores	1,710	82,371
		186,751
Food Products 0.4%
Hershey	600	33,042

Health Care Equipment and Supplies 2.1%
Bausch & Lomb	400	19,616
Boston Scientific*	4,200	70,728
Medtronic	1,300	60,996
		151,340
Health Care Providers and Services 2.8%
Aetna	1,400	55,902
UnitedHealth Group	1,200	53,736
WellPoint*	1,300	94,601
		204,239
Hotels, Restaurants and Leisure 0.8%
McDonald’s	1,800	60,480

Household Products 1.1%
Procter & Gamble	1,400	77,840

Industrial Conglomerates 3.9%
General Electric	7,310	240,938
Tyco International	1,420	39,050
		279,988

__________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Common Stock Portfolio (continued)

	Shares	Value
Insurance 3.4%
Allstate	800	$ 43,784
American International Group	1,600	94,480
MetLife	600	30,726
UnumProvident	1,600	29,008
XL Capital (Class A)	800	49,040
		247,038
Internet Software and Services 1.5%
Google (Class A)*	100	41,932
McAfee*	1,900	46,113
Symantec*	1,285	19,962
		108,007
Machinery 0.9%
Illinois Tool Works	1,380	65,550

Media 4.8%
Clear Channel Communications	1,720	53,234
Comcast (Class A)*	1,700	55,802
News Corp. (Class B)	3,200	61,376
Time Warner	5,290	91,517
Univision Communications (Class A)*	1,580	52,930
Viacom (Class B)*	900	32,256
		347,115
Metals and Mining 1.4%
Alcoa	1,800	58,248
Freeport-McMoRan Copper & Gold (Class B)	800	44,328
		102,576
Multi-Utilities 0.6%
Dominion Resources	600	44,874

Multiline Retail 0.9%
Dollar General	4,700	65,706

Oil, Gas and Consumable Fuels 7.9%
Chevron	2,300	142,738
ConocoPhillips	1,500	98,295
Exxon Mobil	3,250	199,388
Murphy Oil	840	46,922
Sunoco	1,250	86,612
		573,955
Pharmaceuticals 6.1%
Forest Laboratories*	1,500	58,035
Johnson & Johnson	842	50,453
Eli Lilly	800	44,216
Pfizer	5,700	133,779
Valeant Pharmaceuticals International	4,200	71,064
Wyeth	1,870	83,047
		440,594
Semiconductors and Semiconductor
Equipment 1.6%
Broadcom (Class A)*	1,100	33,055
Maxim Integrated Products	1,500	48,217
Texas Instruments	1,200	36,348
		117,620

	Shares or Shares Subject to Call	Value
Software 5.5%
Activision*	2,400	$ 27,312
Business Objects (ADR)*	2,100	57,110
Cogent*	6,400	96,160
Mercury Interactive*	2,215	77,370
Microsoft	6,170	143,792
		401,744
Specialty Retail 2.1%
Abercrombie & Fitch (Class A)	1,200	66,516
Home Depot	1,400	50,106
Urban Outfitters*	1,900	33,212
		149,834
Thrifts and Mortgage Finance 1.3%
Fannie Mae	1,200	57,720
Freddie Mac	600	34,206
		91,926
Tobacco 3.0%
Altria Group	2,470	181,372
UST	795	35,926
		217,298
Wireless Telecommunication Services 2.4%
American Tower (Class A)*	2,500	77,800
Sprint Nextel	4,800	95,952
		173,752
Total Common Stocks and Warrants (Cost $6,940,654)		6,895,606

Options Purchased* 3.6%
Beverages 0.3%
Coca-Cola Enterprises, Call expiring January 2008 at $15	3,100	20,615

Communications Equipment 0.5%
Comverse Technology, Call expiring January 2007 at $20	3,000	13,050
Corning, Call expiring January 2007 at $22.50	2,400	9,960
Motorola, Call expiring January 2008 at $17.50	1,900	9,880
		32,890
Computers and Peripherals 0.4%
Dell, Call expiring January 2008 at $25	3,000	12,300
Seagate Technology, Call expiring January 2007 at $17.50	2,300	14,260
		26,560
Health Care Equipment and Supplies 0.3%
Bausch & Lomb, Call expiring January 2008 at $50	1,000	9,400
St. Jude Medical, Call expiring January 2008 at $35	2,300	10,925
		20,325
 __________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Common Stock Portfolio (continued)

	Shares Subject to Call	Value
Hotels, Restaurants and Leisure 0.2%
McDonald’s, Call expiring January 2008 at $30	2,500	$ 16,750

Household Products 0.1%
Procter & Gamble, Call expiring January 2008 at $55	1,000	7,480

Media 0.1%
Univision Communications, Call expiring September 2006 at $30	1,900	7,600

Multiline Retail 0.1%
Dollar General, Call expiring January 2008 at $15	4,100	7,790

Pharmaceuticals 0.1%
Forest Laboratories, Call expiring January 2007 at $40	1,400	7,420

Semiconductors and Semiconductor Equipment 0.2%
Intel, Call expiring January 2008 at $20	6,500	16,965

Software 0.6%
Activision, Call expiring January 2008 at $15	4,700	8,225
Cogent, Call expiring December 2006 at $15	4,300	10,535
Mercury Interactive, Call expiring January 2008 at $20	1,500	25,500
		44,260

	Shares Subject to Call or Principal Amount		Value
Thrifts and Mortgage Finance 0.1%
Fannie Mae, Call expiring September 2006 at $70	4,900.	shs.	$ 245
Freddie Mac, Call expiring January 2008 at $55	800		6,760
			7,005
Tobacco 0.6%
Altria Group, Call expiring January 2008 at $70	1,200		12,360
Altria Group, Call expiring January 2008 at $75	1,100		8,800
Altria Group, Call expiring January 2008 at $80	2,300		12,190
Altria Group, Call expiring January 2008 at $85	3,700		12,950
			46,300

Total Options Purchased (Cost $314,976)			261,960

Short-Term Holdings 1.2%
US Government Securities 0.7%
US Treasury Notes 7%, 7/15/2006	$ 50,000		50,040

Corporate Notes 0.5%
Goldman Sachs Group, Aggregate Mandatory Exchangeable Notes 13%, 12/20/2006†‡	36,000		35,305
Total Short-Term Holdings (Cost $86,040)			85,345
Total Investments 99.9% (Cost $7,341,670)			7,242,911
Other Assets Less Liabilities 0.1%			8,334
Net Assets 100.0%			$7,251,245

Seligman Communications and Information Portfolio

	Shares	Value
Common Stocks 96.6%
Application Software 10.6%
Autodesk*	40,200	$1,384,689
Business Objects (ADR)*	13,000	353,535
Mercury Interactive*	90,000	3,143,700
Quest Software*	66,200	928,455
		5,810,379
Communications Equipment 9.4%
Cisco Systems*	49,700	970,392
Corning*	30,900	747,471
F5 Networks*	8,800	470,140
Motorola	41,400	834,210
Nokia (ADR)	16,300	330,238
QUALCOMM	32,100	1,286,729
TomTom*	13,100	509,059
		5,148,239

	Shares	Value
Computer Hardware 1.5%
Apple Computer*	9,600	$ 549,408
Hewlett-Packard	8,200	259,776
		809,184

Computer Storage and Peripherals 8.9%
Electronics for Imaging*	21,500	447,953
EMC*	79,500	872,115
Komag*	7,900	364,585
SanDisk*	15,700	800,464
Seagate Technology*	105,700	2,393,048
		4,878,165

_____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Communications and Information Portfolio (continued)

	Shares	Value
Data Processing and Outsourced Services 1.0%
First Data	12,300	$ 553,992

Electronic Equipment Manufacturers 2.8%
Amphenol (Class A)	14,400	805,824
Orbotech*	30,600	702,270
		1,508,094
Health Care Equipment 1.6%
Boston Scientific*	8,600	144,824
Kinetic Concepts*	15,700	693,155
		837,979
Internet Software and Services 16.6%
Digital River*	22,200	897,324
McAfee*	133,700	3,244,899
Symantec*	176,683	2,744,770
VeriSign*	93,100	2,158,524
		9,045,517
IT Consulting and Other Services 4.2%
Amdocs*	62,000	2,269,200

Life Sciences Tools and Services 1.4%
Invitrogen*	9,100	601,874
Waters*	3,700	164,280
		766,154
Semiconductor Equipment 9.3%
ASML Holding (NY shares)*	50,300	1,016,815
Cymer*	33,100	1,536,005
KLA-Tencor*	34,900	1,452,189
Lam Research*	18,600	868,155
Verigy*	14,500	230,260
		5,103,424
Semiconductors 16.0%
ARM Holdings	65,191	136,491
Broadcom (Class A)*	21,400	643,177
Freescale Semiconductor (Class A)*	24,000	696,000
Integrated Device Technology*	66,300	891,404
Linear Technology	16,200	542,457
Marvell Technology Group*	23,300	1,030,443
Maxim Integrated Products	36,200	1,163,649
Microchip Technology	8,800	295,724

	Shares or Shares Subject to Put	Value
Semiconductors (continued)
Monolithic Power Systems*	25,200	$ 298,368
Silicon Laboratories*	18,500	630,387
Taiwan Semiconductor Manufacturing	269,857	486,867
Techwell*	11,200	118,440
Tessera Technologies*	15,700	432,064
Texas Instruments	27,500	832,975
Xilinx	24,300	551,974
		8,750,420
Systems Software 4.0%
BMC Software*	17,300	413,470
Macrovision*	21,700	466,767
Oracle*	89,700	1,300,202
		2,180,439
Technical Software 6.5%
Cadence Design Systems*	66,900	1,148,673
Synopsys*	128,500	2,412,587
		3,561,260
Wireless Telecommunication Services 2.8%
Alltel	12,500	797,875
Nll Holdings (Class B)*	5,200	293,306
Sprint Nextel	22,100	441,779
		1,532,960

Total Common Stocks (Cost $54,695,791)		52,755,406

Option Purchased 0.1%
Health Care Equipment 0.1%
Kinetic Concepts, Put expiring September 2006 at $40* (Cost $91,057)	13,500	68,850
Total Investments 96.7% (Cost $54,786,848)		52,824,256
Other Assets Less Liabilities 3.3%		1,820,002
Net Assets 100.0%		$54,644,258

_____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Global Technology Portfolio

	Shares	Value
Common Stocks 95.6%
Canada 0.3%
Corel* (Application Software)	2,200	$ 26,510

China 0.5%
Tencent Holdings (Internet Software and Services)	19,000	39,906

Finland 1.6%
Nokia (ADR) (Communications Equipment)	6,700	135,742

France 1.3%
Atos Origin* (IT Consulting and Other Services)	303	19,795
Business Objects (ADR)* (Application Software)	3,200	87,024
		106,819
India 0.8%
Rolta India (IT Consulting and Other Services)	4,900	16,007
Rolta India (GDR)* (IT Consulting and Other Services)	2,447	7,977
Rolta India (GDR)†* (IT Consulting and Other Services)	12,300	40,098
		64,082
Israel 0.9%
Orbotech* (Electronic Equipment Manufacturers)	3,300	75,735

Japan 7.8%
Canon (Office Electronics)	1,800	88,038
HOYA (Electronic Equipment Manufacturers)	3,300	117,973
Keyence (Electronic Equipment Manufacturers)	200	51,147
Matsushita Electric Industrial (Consumer Electronics)	4,100	86,758
Murata Manufacturing (Electronic Equipment Manufacturers)	1,300	84,926
Nitto Denko (Specialty Chemicals)	400	28,524
Sega Sammy Holdings (Leisure Products)	2,300	85,071
Shinko Electric Industries (Semiconductors)	1,700	49,055
Tokyo Electron (Semiconductor Equipment)	900	63,236
		654,728
Netherlands 3.8%
ASML Holding (NY shares)* (Semiconductor Equipment)	5,900	119,269
Philips Electronics (Consumer Electronics)	2,089	65,312
TomTom* (Communications Equipment)	3,304	128,249
		312,830
Norway 0.5%
Tandberg Television* (Communications Equipment)	2,600	43,044

	Shares	Value
Singapore 0.9%
STATS ChipPAC (ADR)* (Semiconductors)	12,300	$ 76,937

South Korea 1.9%
Gmarket (ADR)* (Internet Retail)	3,300	50,771
Hynix Semiconductor*† (Semiconductors)	176	5,676
Hynix Semiconductor* (Semiconductors)	1,230	39,737
Samsung Electronics (Semiconductors)	100	63,818
		160,002
Spain 0.2%
Telvent GIT* (IT Consulting and Other Services)	990	12,627

Taiwan 3.0%
ChipMOS TECHNOLOGIES (Bermuda)* (Semiconductors)	10,600	62,487
Hon Hai Precision Industry (Electronic Manufacturing Services)	10,936	67,341
Taiwan Semiconductor Manufacturing (Semiconductors)	55,499	99,918
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors)	2,569	23,583
		253,329
United Kingdom 1.9%
ARM Holdings (Semiconductors)	30,460	63,608
LogicaCMG (IT Consulting and Other Services)	30,255	97,425
		161,033
United States 70.2%
Amdocs* (IT Consulting and Other Services)	10,000	366,000
Amphenol (Class A) (Electronic Equipment Manufacturers)	2,500	139,900
Apple Computer* (Computer Hardware)	1,500	85,845
Autodesk* (Application Software)	5,300	182,558
BMC Software* (Systems Software)	2,600	62,140
Broadcom (Class A)* (Semiconductors)	3,300	99,181
Cadence Design Systems* (Technical Software)	9,700	166,549
Cisco Systems* (Communications Equipment)	3,300	64,432
Comverse Technology* (Communications Equipment)	2,300	45,540
Corning* (Communications Equipment)	4,600	111,274
Cymer* (Semiconductor Equipment)	3,100	143,855
Digital River* (Internet Software and Services)	3,400	137,428
Electronics for Imaging* (Computer Storage and Peripherals)	2,500	52,088
EMC* (Computer Storage and Peripherals)	15,800	173,326
F5 Networks* (Communications Equipment)	1,300	69,452

_____________
See footnotes on page 29.

	Shares	Value
United States (continued)
First Data (Data Processing and Outsourced Services)	1,800	$ 81,072
Freescale Semiconductor (Class A)* (Semiconductors)	3,500	101,500
Hewlett-Packard (Computer Hardware)	1,200	38,016
Integrated Device Technology* (Semiconductors)	10,400	139,828
Invitrogen* (Life Sciences Tools and Services)	800	52,912
KLA-Tencor* (Semiconductors)	4,100	170,601
Komag (Computer Storage and Peripherals)	600	27,690
Lam Research* (Semiconductor Equipment)	2,800	130,690
Linear Technology (Semiconductors)	1,200	40,182
Macrovision* (Systems Software)	3,200	68,832
Marvell Technology Group* (Semiconductors)	2,200	97,295
Maxim Integrated Products (Semiconductors)	5,800	186,441
McAfee* (Internet Software and Services)	14,500	351,915
Mercury Interactive* (Application Software)	8,000	279,440
Motorola (Communications Equipment)	4,700	94,705
NII Holdings (Class B)* (Wireless Telecommunication Services)	800	45,124
Oracle* (Systems Software)	11,400	165,243

	Shares	Value
QUALCOMM (Communications Equipment)	4,600	$ 184,391
Quest Software* (Application Software)	8,700	122,017
RSA Security* (Systems Software)	2,100	56,963
SanDisk* (Computer Storage and Peripherals)	2,200	112,167
Seagate Technology* (Computer Storage and Peripherals)	12,000	271,680
Silicon Laboratories* (Semiconductors)	2,800	95,410
Sprint Nextel (Wireless Telecommunication Services)	4,700	93,953
Symantec* (Internet Software and Services)	18,677	290,143
Synopsys* (Technical Software)	9,800	183,995
Tessera Technologies* (Semiconductors)	2,300	63,296
Texas Instruments (Semiconductors)	2,800	84,812
VeriSign* (Internet Software and Services)	11,300	261,990
Xilinx (Semiconductors)	3,600	81,774
		5,873,645
Total Investments 95.6% (Cost $8,161,800)		7,996,969
Other Assets Less Liabilities 4.4%		365,396
Net Assets 100.0%		$8,362,365

Seligman International Growth Portfolio

	Shares	Value
Common Stocks 97.9%
Argentina 1.1%
Tenaris ADR (Energy Equipment and Services)	1,100	$ 44,539

Austria 1.2%
Erste Bank Der Oesterreichischen Sparkassen (Commercial Banks)	855	48,052

Belgium 1.2%
KBC Groep (Commercial Banks)	449	48,125

Brazil 2.0%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	3,200	76,928

Canada 5.0%
Cameco (Oil, Gas and Consumable Fuels)	1,300	51,961
Rogers Communications (Media)	1,000	40,231
SNC-Lavalin Group (Construction and Engineering)	1,481	38,979
Suncor Energy (Oil, Gas and Consumable Fuels)	800	64,742
		195,913

	Shares	Value
France 18.4%
Essilor International (Health Care Equipment and Supplies)	424	$ 42,636
Groupe Danone (Food Products)	841	106,697
LVMH Moet Hennessy Louis Vuitton (Textiles, Apparel and Luxury Goods)	667	66,200
PSA Peugeot Citroen (Automobiles)	869	53,990
Sanofi-Aventis (Pharmaceuticals)	1,266	123,548
Total (Oil, Gas and Consumable Fuels)	630	41,321
Unibail (Real Estate Investment Trusts)	396	68,971
Vallourec (Machinery)	93	111,806
Veolia Environnement (Multi-Utilities)	2,006	103,534
		718,703
Germany 4.2%
Commerzbank (Commercial Banks)	2,753	99,940
SAP (Software)	301	63,415
		163,355

_____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman International Growth Portfolio  (continued)

	Shares	Value
Greece 1.4%
OPAP (Hotels, Restaurants and Leisure)	1,510	$ 54,669

Hong Kong 0.7%
Shun Tak Holdings (Real Estate Management and Development)	22,000	28,596

Ireland 2.1%
Elan (ADR)* (Pharmaceuticals)	2,300	38,410
Ryanair Holdings (ADR)* (Airlines)	800	42,168
		80,578
Japan 15.0%
Credit Saison (Consumer Finance)	400	19,018
Daiichi Sankyo (Pharmaceuticals)	1,500	41,250
Eisai (Pharmaceuticals)	1,100	49,455
Japan Tobacco (Tobacco)	10	36,389
JSR (Chemicals)	1,500	38,068
JTEKT (Machinery)	1,000	19,399
Nintendo (Software)	400	67,341
Rakuten (Internet and Catalog Retail)	155	92,577
Sharp (Household Durables)	2,000	31,754
Shinsei Bank (Commercial Banks)	7,000	44,479
Sumitomo Realty & Development (Real Estate Management and Development)	2,000	49,553
Tokyo Electron (Semiconductors and Semiconductor Equipment)	800	56,210
Toyota Motor (Automobiles)	800	41,855
		587,348
Mexico 3.6%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	2,000	66,520
Grupo Televisa (ADR) (Media)	3,800	73,378
		139,898
Netherlands 5.6%
ASML Holding* (Semiconductors and Semiconductor Equipment)	2,574	52,047
Euronext (Diversified Financial Services)	905	84,611
Philips Electronics (Household Durables)	2,587	80,881
		217,539
Norway 1.8%
Statoil (Oil, Gas and Consumable Fuels)	2,500	70,989

South Korea 3.4%
Hana Financial Group (Commercial Banks)	1,040	49,061
Samsung Electronics (Semiconductors and Semiconductor Equipment)	128	81,687
		130,748

	Shares	Value
Spain 1.0%

Banco Bilbao Vizcaya Argentaria (Commercial Banks)	1,888	$ 38,894

Sweden 0.9%
Swedish Match* (Tobacco)	2,200	35,428

Switzerland 8.9%
Logitech International* (Computers and Peripherals)	1,975	76,142
Roche Holding (Pharmaceuticals)	429	70,850
Swatch Group (Textiles, Apparel and Luxury Goods)	1,500	52,310
UBS (Capital Markets)	820	89,684
Xstrata (Metals and Mining)	1,590	60,112
		349,098
Taiwan 1.1%
Hon Hai Precision Industry (Electronic Equipment and Instruments)	7,000	43,104

United Kingdom 19.3%
ARM Holdings (Semiconductors and Semiconductor Equipment)	34,592	72,236
AstraZeneca (Pharmaceuticals)	1,577	94,575
BHP Billiton (Metals and Mining)	2,140	41,891
Boots Group (Food and Staples Retailing)	4,207	59,819
British Airways* (Airlines)	5,961	37,689
British Land (Real Estate Management and Development)	1,617	37,711
Carphone Warehouse Group (Specialty Retail)	16,162	94,719
Debenhams* (Multiline Retail)	9,339	32,467
easyJet* (Airlines)	2,828	20,124
EMI Group (Media)	15,913	89,240
Man Group (Capital Markets)	1,210	56,911
Reckitt Benckiser (Household Products)	1,176	43,854
Reed Elsevier (Media)	1,974	19,907
Standard Chartered (Commercial Banks)	1,978	48,214
Tesco (Food and Staples Retailing)	833	5,140
		754,497

Total Investments 97.9% (Cost $3,497,127)		3,827,001

Other Assets Less Liabilities 2.1%		82,538
Net Assets 100.0%		$3,909,539
_____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount	Value
U.S. Government and Government Agency Securities 57.4%
US Government Securities 32.8%
US Treasury Bonds:
8.125%, 8/15/2021	$ 15,000	$ 19,342
5.375%, 2/15/2031	130,000	132,285
US Treasury Inflation-Protected
Securities 2%, 1/15/2016	40,598	38,782
US Treasury Notes:
3.25%, 1/15/2009	15,000	14,338
4.5%, 2/15/2009	90,000	88,604
4.875%, 5/15/2009	55,000	54,643
3.5%, 2/15/2010	185,000	175,273
4.875%, 4/30/2011	35,000	34,654
4.875%, 5/31/2011	15,000	14,852
4.25%, 8/15/2013	75,000	71,180
5.125%, 5/15/2016	85,000	84,927
		728,880
Government Agency SecuritiesØ 12.7%
Fannie Mae:
5.4%, 4/13/2009	75,000	74,634
5.5%, 2/22/2011	90,000	89,177
Freddie Mac:
5.4%, 2/28/2011	45,000	44,582
5.2%, 3/5/2019	80,000	75,218
		283,611
Government Agency Mortgage-Backed Securities ††Ø 11.9%
Fannie Mae:
7%, 7/1/2008	5,659	5,705
7%, 2/1/2012	3,192	3,218
8.5%, 9/1/2015	3,898	4,082
6.5%, 5/1/2017	15,595	15,826
5.5%, 2/1/2018	32,589	32,046
7%, 1/1/2032	14,108	14,460
7%, 5/1/2032	34,187	35,044
5.356%, 4/1/2036#	24,942	24,434
6%, 7/2006 TBA	95,000	93,516
Freddie Mac Gold:
6%, 11/1/2010	4,976	5,007
8%, 12/1/2023	3,024	3,190
5%, 7/2006 TBA (MDR)	30,000	28,022
		264,550

Total US Government and Government Agency Securities (Cost $1,283,716)		1,277,041

Corporate Bonds 43.6%
Aerospace and Defense 0.7%
United Technologies 6.05%, 6/1/2036	15,000	14,806

	Principal Amount	Value
Beverages 0.5%
Anheuser-Busch 7.55%, 10/1/2030	$ 10,000	$ 11,631

Capital Markets 2.2%
Bear Stearns 5.7%, 11/15/2014	15,000	14,680
Goldman Sachs Group 5.35%, 1/15/2016	10,000	9,461
Lehman Brothers Holdings 5.75%, 5/17/2013	25,000	24,648
		48,789
Chemicals 1.4%
E.I. du Pont de Nemours 6.875%, 10/15/2009	30,000	31,119

Commercial Banks 3.0%
Bank of America 6.25%, 4/15/2012	25,000	25,636
KeyCorp 5.418%, 6/2/2008#	20,000	20,042
US Bank 6.375%, 8/1/2011	10,000	10,303
Wells Fargo Bank 5.75%, 5/16/2016	10,000	9,854
		65,835
Consumer Finance 2.6%
Capital One Bank 5%, 6/15/2009	30,000	29,405
Nissan Motor Acceptance 5.625%, 3/14/2011†	30,000	29,541
		58,946
Diversified Financial Services 2.3%
Capital One Financial 5.5%, 6/1/2015	40,000	37,896
CIT Group 6%, 4/1/2036	10,000	9,194
Citigroup 5.875%, 2/22/2033	5,000	4,681
		51,771
Diversified Telecommunication Services 4.9%
BellSouth 4.2%, 9/15/2009	35,000	33,392
Embarq 7.082%, 6/1/2016	15,000	14,944
Verizon Communications 5.35%, 2/15/2011	40,000	39,003
Verizon Global Funding 7.75%, 12/1/2030	20,000	21,632
		108,971
Electric Utilities 3.2%
Commonwealth Edison 3.7%, 2/1/2008	15,000	14,534
Ohio Power 6%, 6/1/2016	15,000	14,819
Progress Energy:
7.75%, 3/1/2031	10,000	11,186
7%, 10/30/2031	5,000	5,160
San Diego Gas & Electric 6%, 6/1/2026	10,000	9,858
Tampa Electric 6.55%, 5/15/2036	15,000	15,109
		70,666
Food and Staples Retailing 1.2%
Wal-Mart Stores 6.875%, 8/10/2009	25,000	25,907

Food Products 0.8%
Wm. Wrigley Jr. 4.65%, 7/15/2015	20,000	18,342

Health Care Providers and Services 3.5%
Aetna 5.75%, 6/15/2011	15,000	14,910
Humana 6.3%, 8/1/2018	20,000	19,529
UnitedHealth Group 3.3%, 1/30/2008	45,000	43,352
		77,791
Hotels, Restaurants and Leisure 0.7%
Harrah’s Operating 6.5%, 6/1/2016	15,000	14,642

_____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Investment Grade Fixed Income Portfolio (continued)

	Principal Amount	Value
Household Products 0.4%
Procter & Gamble 5.5%, 2/1/2034	$ 10,000	$ 9,247

Industrial Conglomerates 1.1%
General Electric Capital 5.5%, 4/28/2011	25,000	24,838

Insurance 1.5%
ACE INA Holdings 6.7%, 5/15/2036	15,000	14,429
Allstate 5.95%, 4/1/2036	10,000	9,220
Prudential Financial 5.9%, 3/17/2036	10,000	9,245
		32,894
Media 1.7%
Comcast:
5.9%, 3/15/2016	20,000	19,250
6.45%, 3/15/2037	10,000	9,423
Viacom 6.25%, 4/30/2016†	10,000	9,725
		38,398
Multi-Utilities 1.5%
Alabama Power 5.4%, 8/25/2009#	25,000	25,092
Southern California Edison 5%, 1/15/2016	10,000	9,321
		34,413
Oil, Gas and Consumable Fuels 6.3%
ConocoPhillips Australia Funding
5.5%, 4/15/2013	40,000	39,483
Enterprise Products Partners 5%, 3/1/2015	20,000	18,092
Pemex Project Funding 8%, 11/15/2011	40,000	42,380
Valero Energy 6.875%, 4/15/2012	25,000	25,945
XTO Energy 5.65%, 4/1/2016	15,000	14,250
		140,150

	Principal Amount	Value
Pharmaceuticals 0.2%
Abbott Laboratories 5.875%, 5/15/2016	$ 5,000	$ 4,966

Real Estate Management and Development 1.1%
ERP Operating 5.2%, 4/1/2013	25,000	24,002

Thrifts and Mortgage Finance 2.8%
Abbey National Capital Trust
8.963%, 12/29/2049#	10,000	12,166
Countrywide Funding 5.625%, 7/15/2009	40,000	39,827
Residential Capital 6.375%, 6/30/2010	10,000	9,872
		61,865
Total Corporate Bonds (Cost $983,334)		969,989

Asset-Backed Securities†† 2.6% (Cost $56,369)

Electric Utilities 2.6%
Peco Energy Transition Trust 6.05%, 3/1/2009	56,389	56,544

Collateralized Mortgage Obligation†† 1.7% (Cost $38,854)

Commercial Banks 1.7%
Wells Fargo Bank 4.733%, 7/25/2034#	40,314	38,527

Total Investments 105.3% (Cost $2,362,273)		2,342,101
Other Assets Less Liabilities (5.3)%		(118,140)
Net Assets 100.0%		$2,223,961

_____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Large-Cap Value Portfolio

	Shares	Value
Common Stocks 99.0%
Aerospace and Defense 7.5%
Honeywell International	4,000	$ 161,200
United Technologies	3,000	190,260
		351,460
Capital Markets 3.1%
Bank of New York	4,500	144,900

Chemicals 10.7%
Dow Chemical	3,600	140,508
E.I. du Pont de Nemours	3,100	128,960
Praxair	2,500	135,000
Rohm and Haas	2,000	100,240
		504,708
Commercial Banks 2.6%
U.S. Bancorp	4,000	123,520

Communications Equipment 2.7%
Juniper Networks*	8,000	128,000

Computers and Peripherals 2.9%
International Business Machines	1,800	138,276

Diversified Financial Services 6.7%
Bank of America	3,500	168,350
JPMorgan Chase	3,500	147,000
		315,350
Food and Staples Retailing 3.6%
Costco Wholesale	3,000	171,540

Health Care Equipment and Supplies 7.7%
Baxter International	3,500	128,660
Boston Scientific*	5,500	92,620
Medtronic	3,000	140,760
		362,040
Independent Power Producers and Energy Traders 3.1%
AES*	8,000	147,600

Industrial Conglomerates 2.8%
General Electric	4,000	131,840

Insurance 9.3%
Prudential Financial	2,000	155,400
St. Paul Travelers Companies	3,500	156,030
UnumProvident	7,000	126,910
		438,340

	Shares or Principal Amount		Value
Machinery 3.2%
Caterpillar	2,000	shs.	$ 148,960

Multiline Retail 2.9%
J.C. Penney	2,000		135,020

Oil, Gas and Consumable Fuels 10.0%
Chevron	2,600		161,356
Valero Energy	2,500		166,300
Williams Companies	6,100		142,496
			470,152
Pharmaceuticals 2.8%
Wyeth	3,000		133,230

Road and Rail 5.9%
CSX	2,000		140,880
Union Pacific	1,500		139,440
			280,320
Specialty Retail 2.6%
The Gap	7,000		121,800

Thrifts and Mortgage Finance 3.4%
Washington Mutual	3,500		159,530

Tobacco 3.1%
Altria Group	2,000		146,860

Wireless Telecommunication Services 2.4%
Sprint Nextel	5,600		111,944
Total Common Stocks (Cost $3,693,338)			4,665,390

Repurchase Agreement 1.2%
State Street Bank 4.15%, dated 6/30/2006, maturing 7/3/2006, in the amount of $56,019, collateralized by: $60,000 US Treasury Notes 6.5%, 10/15/2006, with a fair market value of $61,050 (Cost $56,000)	$56,000		56,000
Total Investments 100.2% (Cost $3,749,338)			4,721,390
Other Assets Less Liabilities (0.2)%			(7,384)
Net Assets 100.0%			$4,714,006

_____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Smaller-Cap Value Portfolio

	Shares	Value
Common Stocks 98.0%
Aerospace and Defense 2.6%
Cubic	300,000	$5,883,000

Airlines 3.3%
Continental Airlines*	250,000	7,450,000

Beverages 1.8%
Constellation Brands (Class A)*	160,000	4,000,000

Biotechnology 3.4%
Keryx Biopharmaceuticals	239,700	3,426,511
PDL BioPharma*	230,000	4,233,150
		7,659,661
Chemicals 7.2%
Cabot	150,000	5,178,000
Hercules*	410,000	6,256,600
Minerals Technologies	90,000	4,680,000
		16,114,600
Commercial Banks 1.7%
South Financial Group	141,000	3,721,695

Commercial Services and Supplies 6.7%
Brink’s	90,000	5,076,900
Korn/Ferry International*	250,000	4,897,500
Waste Connections*	135,000	4,914,000
		14,888,400
Communications Equipment 2.2%
F5 Networks*	90,000	4,808,250

Computers and Peripherals 1.5%
Hypercom*	350,000	3,272,500

Containers and Packaging 1.2%
Smurfit-Stone Container*	240,000	2,624,400

Diversified Consumer Services 2.8%
Sotheby’s Holdings (Class A)*	240,000	6,300,000

Electrical Equipment 3.7%
EnerSys*	290,000	6,061,000
General Cable*	63,800	2,233,000
		8,294,000
Electronic Equipment and Instruments 3.7%
Symbol Technologies	256,000	2,762,240
Trimble Navigation*	120,000	5,361,000
		8,123,240
Energy Equipment and Services 5.8%
Hanover Compressor*	350,000	6,573,000
Universal Compression Holdings*	100,000	6,297,000
		12,870,000

	Shares	Value
Food and Staples Retailing 0.8%
Central European Distribution*	67,800	$1,699,407

Food Products 1.8%
Bunge	80,000	4,020,000

Health Care Providers and Services 5.0%
Apria Healthcare Group*	180,000	3,402,000
HealthSouth*	1,017,500	3,983,513
WellCare Health Plans*	73,900	3,624,795
		11,010,308
Hotels, Restaurants and Leisure 7.9%
Landry’s Restaurants	110,000	3,569,500
Penn National Gaming*	110,000	4,267,450
Ruby Tuesday	230,000	5,614,300
WMS Industries*	150,000	4,108,500
		17,559,750
Household Durables 1.9%
Harman International Industries	50,000	4,268,500

Insurance 8.3%
W.R. Berkley	150,000	5,119,500
Endurance Specialty Holdings	116,000	3,712,000
Hanover Insurance Group	110,000	5,220,600
Infinity Property and Casualty	110,000	4,506,700
		18,558,800
Machinery 5.5%
Mueller Industries	190,000	6,275,700
Terex*	60,000	5,922,000
		12,197,700
Media 2.1%
Cadmus Communications	269,450	4,678,999

Multiline Retail 1.9%
Fred’s	320,000	4,275,200

Oil, Gas and Consumable Fuels 2.0%
Peabody Energy	80,000	4,460,000

Pharmaceuticals 2.1%
Andrx*	200,000	4,640,000

Road and Rail 2.2%
J.B. Hunt Transport Services	200,000	4,981,000

Semiconductors and Semiconductor Equipment 3.4%
Credence Systems*	650,000	2,278,250
Skyworks Solutions*	726,000	4,011,150
Varian Semiconductor Equipment Associates*	39,300	1,281,770
		7,571,170

_____________
See footnotes on page 29.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2006

Seligman Smaller-Cap Value Portfolio (continued)

	Shares or Principal Amount		Value
Specialty Retail 5.5%
Blockbuster (Class A)	600,000.	shs.	$ 2,988,000
Claire’s Stores	200,000		5,102,000
Pacific Sunwear of California*	225,000		4,027,500
			12,117,500
Total Common Stocks (Cost $175,947,930)			218,048,080

Fixed Time Deposit 2.2%
Citibank N.A., Nassau 5.1%, 7/3/2006 (Cost $4,889,000)	$4,889,000		4,889,000

Total Investments 100.2% (Cost $180,836,930)			222,937,080
Other Assets Less Liabilities (0.2)%			(542,589)
Net Assets 100.0%			$222,394,491

__________
*	Non-income producing security.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

‡
The notes are exchangeable at maturity for value of the common stock of five companies in the home building industry. The maturity value of each stock is limited to 115% of the stock’s price at the date of purchase of the notes.

ø	Securities issued by these agencies are neither guaranteed nor insured by the US Government.
#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2006.
ADR - American Depositary Receipts.
FDR - Fiduciary Depositary Receipts.
MDR - Mortgage dollar rolls.
TBA - To be announced.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Assets and Liabilities (unaudited)
June 30, 2006

	Seligman Capital Portfolio	Seligman Cash Management Portfolio	Seligman Common Stock Portfolio	Seligman Communications and Information Portfolio	Seligman Global Technology Portfolio
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$11,454,099	$ —	$6,895,606	$ 52,755,406	$ 7,996,969
Options purchased	—	—	261,960	68,850	—
Repurchase agreements	345,000	2,579,000	—	—	—
Other short-term holdings	—	10,604,128	85,345	—	—
Total investments*	11,799,099	13,183,128	7,242,911	52,824,256	7,996,969
Cash denominated in US dollars**	309	459	1,000	—	202,630
Cash denominated in foreign currencies†	—	—	—	797,818	254,472
Receivable for securities sold	700,023	—	72,211	2,640,821	205,996
Dividends and interest receivable	6,061	1,410	7,489	25,758	4,812
Receivable from associated companies	2,142	—	—	—	—
Receivable for Capital Stock sold	2,049	—	—	12,241	—
Receivable from the Manager (Note 4)	—	—	—	—	3,941
Other	129	140	91	752	3,947
Total Assets	12,509,812	13,185,137	7,323,702	56,301,646	8,672,767
Liabilities:
Payable for securities purchased	523,057	—	18,709	998,803	275,890
Management fee payable	3,897	12,645	2,409	34,229	6,866
Distribution and service (12b-1) fees payable	3,188	—	—	8,266	1,020
Payable for Capital Stock redeemed	1,051	85	16	1,524	1,140
Bank overdraft	—	—	36,344	577,403	—
Accrued expenses and other	25,532	13,479	14,979	37,163	25,486
Total Liabilities	556,725	26,209	72,457	1,657,388	310,402
Net Assets	$11,953,087	$13,158,928	$7,251,245	$ 54,644,258	$ 8,362,365
Composition of Net Assets:
Capital Stock, $0.001 at par	$ 881	$ 13,161	$ 658	$ 3,761	$ 608
Additional paid-in capital	20,352,339	13,145,767	9,241,974	84,145,284	20,032,269
Undistributed/accumulated net investment
income (loss)	(30,709)	—	120,060	(249,562)	(69,885)
Accumulated net realized loss	(8,852,153)	—	(2,012,688)	(27,291,944)	(11,431,390)
Net unrealized appreciation (depreciation)
of investments	482,729	—	(98,759)	(1,963,281)	(186,536)
Net unrealized appreciation on translation of assets
and liabilities denominated in foreign currencies and
forward currency contracts	—	—	—	—	17,299
Net Assets	$11,953,087	$13,158,928	$7,251,245	$ 54,644,258	$ 8,362,365
Class 1	$ 7,002,515	$13,158,928	$7,251,245	$ 42,070,707	$ 6,185,967
Class 2	$ 4,950,572			$ 12,573,551	$ 2,176,398
Shares of Capital Stock Outstanding:
Class 1	512,912	13,161,302	658,190	2,884,607	448,834
Class 2	367,578			876,567	159,320

Net Asset Value per Share:
Class 1	$13.65	$1.00	$11.02	$14.58	$13.78
Class 2	$13.47			$14.34	$13.66

__________
* Cost of total investments are as follows:	$11,316,370	$13,183,128	$7,341,670	$ 54,786,848	$ 8,161,800
** Includes restricted cash as follows:	$ 300	$ 200	$ 1,000	—	—
† Cost of foreign currencies as follows:	—	—	—	$ 798,619	$ 258,810
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Assets and Liabilities (unaudited)
June 30, 2006

	Seligman International Growth Portfolio	Seligman Investment Grade Fixed Income Portfolio	Seligman Large-Cap Value Portfolio	Seligman Smaller-Cap Value Portfolio
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$ 3,827,001	$2,342,101	$4,665,390	$218,048,080
Repurchase agreements	—	—	56,000	—
Other short-term holdings	—	—	—	4,889,000
Total investments*	3,827,001	2,342,101	4,721,390	222,937,080
Cash denominated in US dollars**	328,287	500	214	758
Cash denominated in foreign currencies†	2,887	—	—	—
Receivable for securities sold	22,592	—	—	74,362
Dividends and interest receivable	4,808	29,976	6,286	693
Receivable for Capital Stock sold	—	—	—	333,822
Receivable from the Manager (Note 4)	5,623	2,168	—	—
Unrealized appreciation on forward currency contracts	2,899	—	—	—
Other	46	34	51	2,434
Total Assets	4,194,143	2,374,779	4,727,941	223,349,149
Liabilities:
Payable for securities purchased	260,450	121,489	—	533,137
Management fee payable	3,079	780	3,078	179,432
Distribution and service (12b-1) fees payable	—	—	—	18,254
Payable for Capital Stock redeemed	32	50	43	112,772
Bank overdraft	—	13,738	—	—
Unrealized depreciation on forward currency contracts	346	—	—	—
Accrued expenses and other	20,697	14,761	10,814	111,063
Total Liabilities	284,604	150,818	13,935	954,658
Net Assets	$ 3,909,539	$2,223,961	$4,714,006	$222,394,491
Composition of Net Assets:
Capital Stock, $0.001 at par	$ 313	$ 257	$ 390	$ 12,461
Additional paid-in capital	5,249,948	2,236,903	4,295,706	144,221,549
Undistributed/accumulated net investment income (loss)	(6,469)	182,498	46,867	(870,671)
Undistributed/accumulated net realized gain (loss)	(1,664,876)	(175,525)	(601,009)	36,931,002
Net unrealized appreciation (depreciation) of investments	249,165	(20,172)	972,052	42,100,150
Net unrealized appreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	81,458	—	—	—
Net Assets	$ 3,909,539	$2,223,961	$4,714,006	$222,394,491
Class 1	$ 3,909,539	$2,223,961	$4,714,006	$185,051,843
Class 2				$ 37,342,648
Shares of Capital Stock Outstanding:
Class 1	313,025	256,510	390,091	10,358,007
Class 2				2,102,682
Net Asset Value per Share:
Class 1	$12.49	$8.67	$12.08	$17.87
Class 2				$17.76

__________
* Cost of investments are as follows:	$3,497,127	$2,362,273	$3,749,338	$180,836,930
** Includes restricted cash as follows:	—	$ 500	—	$ 500
† Cost of foreign currencies as follows:	$ 2,873	—	—	—
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Operations (unaudited)
For the Six Months Ended June 30, 2006

	Seligman Capital Portfolio	Seligman Cash Management Portfolio	Seligman Common Stock Portfolio	Seligman Communications and Information Portfolio	Seligman Global Technology Portfolio
Investment Income:
Dividends*	$ 39,178	$ —	$ 68,051	$ 70,467	$ 21,228
Interest	7,574	318,130	5,008	21,540	6,897
Total Investment Income	46,752	318,130	73,059	92,007	28,125
Expenses:
Management fees	25,989	27,951	15,834	226,560	46,056
Shareholder account services	13,248	—	—	21,250	13,132
Custody and related services	9,234	7,279	7,995	28,985	29,020
Auditing fees	8,358	7,070	7,545	25,467	14,535
Distribution and service (12b-1) fees — Class 2	6,428	—	—	16,193	1,898
Shareholder reports and communications	3,594	499	414	3,352	3,212
Legal fees	2,434	2,450	2,045	5,189	2,098
Directors’ fees and expenses	2,082	2,094	2,025	2,629	2,038
Miscellaneous	1,165	1,446	841	4,587	843
Total Expenses Before Reimbursement	72,532	48,789	36,699	334,212	112,832
Reimbursement of expenses (Note 4)	—	—	—	—	(23,427)
Total Expenses After Reimbursement	72,532	48,789	36,699	334,212	89,405
Net Investment Income (Loss)	(25,780)	269,341	36,360	(242,205)	(61,280)
Net Realized and Unrealized Gain (Loss) on Investments, Options Written and Foreign Currency Transactions:
Net realized gain on investments	752,388	—	316,903	4,144,983	803,724
Net realized gain on foreign currency transactions	—	—	—	—	27,187
Net realized gain on options written	—	—	20,702	19,054	—
Net change in unrealized appreciation/depreciation of investments	(796,278)	—	(240,290)	(1,001,298)	(604,246)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	—	—	—	—	29,665
Net Gain (Loss) on Investments, Options Written and Foreign Currency Transactions	(43,890)	—	97,315	3,162,739	256,330
Increase (Decrease) in Net Assets from Operations	$(69,670)	$269,341	$133,675	$ 2,920,534	$195,050

__________
* Net of foreign tax withheld as follows:	—	—	$ 399	$ 26,423	$ 1,795
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Operations (unaudited)
For the Six Months Ended June 30, 2006

	Seligman International Growth Portfolio	Seligman Investment Grade Fixed Income Portfolio	Seligman Large-Cap Value Portfolio	Seligman Smaller-Cap Value Portfolio
Investment Income:
Dividends*	$ 39,298	$ —	$ 47,085	$ 488,092
Interest	957	68,692	594	25,269
Total Investment Income	40,255	68,692	47,679	513,361
Expenses:
Management fees	20,101	5,171	19,608	1,182,819
Shareholder account services	—	—	—	23,387
Custody and related services	45,130	13,646	1,419	42,504
Auditing fees	9,037	6,566	6,927	49,650
Distribution and service (12b-1) fees — Class 2	—	—	—	35,646
Shareholder reports and communications	353	330	368	6,498
Legal fees	1,752	1,658	1,824	17,996
Directors’ fees and expenses	1,982	1,996	1,991	4,695
Miscellaneous	482	480	595	17,753
Total Expenses Before Reimbursement	78,837	29,847	32,732	1,380,948
Reimbursement of expenses (Note 4)	(38,635)	(18,859)	—	—
Total Expenses After Reimbursement	40,202	10,988	32,732	1,380,948
Net Investment Income (Loss)	53	57,704	14,947	(867,587)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	426,048	(73,612)	221,238	17,616,625
Net realized gain on foreign currency transactions	22,906	—	—	—
Net change in unrealized appreciation/depreciation of investments	(365,558)	(25,604)	(59,452)	33,074
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	175,657	—	—	—
Net Gain (Loss) on Investments and Foreign Currency Transactions	259,053	(99,216)	161,786	17,649,699
Increase (Decrease) in Net Assets from Operations	$259,106	$(41,512)	$176,733	$16,782,112

__________
* Net of foreign tax withheld as follows:	$ 4,970	—	—	$ 3,562
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Changes in Net Assets (unaudited)

	Seligman Capital Portfolio		Seligman Cash Management Portfolio		Seligman Common Stock Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$ (25,780)	$ (81,432)	$ 269,341	$ 301,663	$ 36,360	$ 89,584
Net realized gain on investments	752,388	2,014,808	—	—	316,903	960,502
Net realized gain on options written	—	—	—	—	20,702	58,922
Net change in unrealized appreciation/depreciation of investments	(796,278)	(360,164)	—	—	(240,290)	(985,632)
Increase (Decrease) in Net Assets From Operations	(69,670)	1,573,212	269,341	301,663	133,675	123,376
Distributions to Shareholders:
Net investment income — Class 1	—	—	(269,341)	(301,663)	—	(143,752)
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	401,940	648,138	1,626,446	22,528,542	202,823	992,550
Class 2	386,774	520,068	—	—	—	—
Investment of dividends — Class 1	—	—	269,341	301,663	—	143,752
Total	788,714	1,168,206	1,895,787	22,830,205	202,823	1,136,302
Cost of shares redeemed:
Class 1	(1,609,668)	(3,216,959)	(3,891,330)	(9,504,002)	(1,304,354)	(3,689,103)
Class 2	(516,101)	(1,370,650)	—	—	—	—
Total	(2,125,769)	(4,587,609)	(3,891,330)	(9,504,002)	(1,304,354)	(3,689,103)
Increase (Decrease) in Net Assets From Capital Share Transactions	(1,337,055)	(3,419,403)	(1,995,543)	13,326,203	(1,101,531)	(2,552,801)
Increase (Decrease) in Net Assets	(1,406,725)	(1,846,191)	(1,995,543)	13,326,203	(967,856)	(2,573,177)
Net Assets:
Beginning of period	13,359,812	15,206,003	15,154,471	1,828,268	8,219,101	10,792,278
End of Period*	$11,953,087	$13,359,812	$13,158,928	$15,154,471	$7,251,245	$8,219,101

__________
* Including undistributed net investment income (net of accumulated net investment loss) as follows:	$ (30,709)	$ (4,929)	—	—	$ 120,060	$ 83,700
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Changes in Net Assets (unaudited)

	Seligman Communications and Information Portfolio		Seligman Global Technology Portfolio		Seligman International Growth Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$ (242,205)	$ (499,605)	$ (61,280)	$ (136,748)	$ 53	$ (8,429)
Net realized gain on investments	4,144,983	8,134,445	803,724	1,260,856	426,048	408,932
Net realized gain on options written	19,054	—	—	—	—	—
Net realized gain (loss) from foreign currency transactions	—	—	27,187	18,374	22,906	(39,609)
Net change in unrealized appreciation/depreciation of investments	(1,001,298)	(3,683,330)	(604,246)	(467,685)	(365,558)	81,214
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	—	—	29,665	(151,367)	175,657	(277,026)
Increase in Net Assets From Operations	2,920,534	3,951,510	195,050	523,430	259,106	165,082
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	495,437	2,895,060	202,036	335,944	1,007,121	1,102,588
Class 2	1,860,705	1,316,607	1,443,255	597,041	—	—
Total	2,356,142	4,211,667	1,645,291	932,985	1,007,121	1,102,588
Cost of shares redeemed:
Class 1	(7,836,664)	(17,669,176)	(798,185)	(2,546,604)	(1,139,223)	(1,234,304)
Class 2	(1,539,044)	(2,638,953)	(1,208,406)	(1,037,266)	—	—
Total	(9,375,708)	(20,308,129)	(2,006,591)	(3,583,870)	(1,139,223)	(1,234,304)
Decrease in Net Assets From Capital Share Transactions	(7,019,566)	(16,096,462)	(361,300)	(2,650,885)	(132,102)	(131,716)
Increase (Decrease) in Net Assets	(4,099,032)	(12,144,952)	(166,250)	(2,127,455)	127,004	33,366
Net Assets:
Beginning of period	58,743,290	70,888,242	8,528,615	10,656,070	3,782,535	3,749,169
End of Period*	$54,644,258	$58,743,290	$8,362,365	$8,528,615	$3,909,539	$3,782,535

__________
* Net of accumulated net investment loss as follows:	$ (249,562)	$ (5,057)	$ (69,885)	$ (3,893)	$ (6,469)	$ (4,967)
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Changes in Net Assets (unaudited)

	Seligman Investment Grade Fixed Income Portfolio		Seligman Large-Cap Value Portfolio		Seligman Smaller-Cap Value Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$ 57,704	$ 122,579	$14,947	$34,875	$(867,587)	$(1,017,638)
Net realized gain (loss) on investments	(73,612)	(84,983)	221,238	429,238	17,616,625	20,382,569
Net change in unrealized appreciation/depreciation of investments	(25,604)	(8,871)	(59,452)	58,369	33,074	(33,615,826)
Increase (Decrease) in Net Assets From Operations	(41,512)	28,725	176,733	522,482	16,782,112	(14,250,895)
Distributions to Shareholders:
Net investment income:
Class 1	—	(165,952)	—	(48,933)	—	(1,235,756)
Class 2	—	—	—	—	—	(58,214)
Total	—	(165,952)	—	(48,933)	—	(1,293,970)
Net realized long-term gain on investments:
Class 1	—	—	—	—	—	(20,089,240)
Class 2	—	—	—	—	—	(3,564,658)
Total	—	—	—	—	—	(23,653,898)
Decrease in Net Assets From Distributions	—	(165,952)	—	(48,933)	—	(24,947,868)
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	178,867	792,326	285,568	1,470,806	11,749,409	18,071,480
Class 2	—	—	—	—	3,359,692	10,160,903
Investment of dividends:
Class 1	—	165,952	—	48,933	—	1,235,756
Class 2	—	—	—	—	—	58,214
Investment of gain distributions:
Class 1	—	—	—	—	—	20,089,240
Class 2	—	—	—	—	—	3,564,658
Total	178,867	958,278	285,568	1,519,739	15,109,101	53,180,251
Cost of shares redeemed:
Class 1	(671,594)	(1,623,823)	(937,918)	(2,145,389)	(40,423,420)	(74,254,204)
Class 2	—	—	—	—	(4,034,365)	(7,758,428)
Total	(671,594)	(1,623,823)	(937,918)	(2,145,389)	(44,457,785)	(82,012,632)
Decrease in Net Assets From Capital Share Transactions	(492,727)	(665,545)	(652,350)	(625,650)	(29,348,684)	(28,832,381)
Decrease in Net Assets	(534,239)	(802,772)	(475,617)	(152,101)	(12,566,572)	(68,031,144)
Net Assets:
Beginning of period	2,758,200	3,560,972	5,189,623	5,341,724	234,961,063	302,992,207
End of Period*	$2,223,961	$2,758,200	$4,714,006	$5,189,623	$222,394,491	$234,961,063
__________
* Including undistributed net investment income (net of accumulated net investment loss) as follows:	$ 182,498	$ 123,967	$ 46,867	$ 31,920	$ (870,671)	$ (3,094)
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

1.
Organization — Seligman Portfolios, Inc. (the “Fund”) is an open-end diversified management investment company consisting of 9 separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. Class 2 shares of the Communications and Information Portfolio are also offered to qualified pension or retirement plans.

2.
Multiple Classes of Shares — The Fund offers two classes of shares. Class 1 shares do not pay a distribution and service fee (“12b-1 fee”). Class 2 shares pay an annual 12b-1 fee of up to 0.25% of average daily net assets. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.
Significant Accounting Policies — The financial statements have been prepared in conformity with United States (“US”) generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.
Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there are no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved “fair value” procedures under which a third-party service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations.

Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by the Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value.

b.
Foreign Securities — The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Technology Portfolio and International Growth Portfolio (together, the “Seligman International Portfolios”), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will primarily be traded in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts (“ADR”), American Depositary Shares (“ADS”), European Depositary Receipts (“EDR”), Fiduciary Depositary Receipts (“FDR”), Global Depositary Receipts (“GDR”), and Global Depositary Shares (“GDS”). ADR and ADS are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADR and ADS are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDR, FDR, GDR, and GDS are receipts similar to ADR and ADS and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;
(ii)	purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and losses. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

The Seligman International Portfolios separate that portion of the results of operations resulting from changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, these Portfolios separate the effect of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c.
Forward Currency Contracts — Each Portfolio, other than Cash Management Portfolio and Investment Grade Portfolio, may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial reporting purposes.

d.
Options— Each Portfolio, other than Cash Management Portfolio and Investment Grade Portfolio, is authorized to write and purchase put and call options. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

e.
Taxes — The Portfolios’ policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required. Withholding taxes on foreign dividends and interest, and for certain countries, taxes on the sale of foreign securities have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

f.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Portfolios amortize discount and premium on debt securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Portfolio is informed of the dividend.

g.
Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses of a Portfolio are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include 12b-1 fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2006, 12b-1 fees were the only class-specific expenses.

h.
Repurchase Agreements — The Portfolios may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Portfolio’s custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

i.
Aggregate Mandatory Exchangeable Notes — The Portfolios may purchase notes created by a counterparty, typically an investment bank. The notes bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities (“Index Stocks”) of third party issuers. The exchange value may be limited to an amount less than the actual value of the Index Stocks at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

j.
Securities Purchased and Sold on a TBA Basis — The Portfolios may purchase or sell securities (typically mortgage-backed securities) on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Unsettled TBA commitments are valued at fair value in accordance with the procedures for security valuation described above.

k.
Mortgage Dollar Rolls — The Portfolios may enter into mortgage dollar roll transactions using TBAs in which a Portfolio sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a sale and purchase transaction with any gain or loss recognized at the time of each sale. The Portfolio may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

l.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend dates.

m.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

4.
Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager’s fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Capital, Cash Management, Common Stock and Investment Grade Portfolios’ average daily net assets; and equal to 0.75%, on an annual basis, of Communications and Information Portfolio’s average daily net assets. The Manager’s fee for the Global Technology Portfolio is equal to 1.00% per annum of the first $2 billion of average daily net assets, 0.95% per annum of the next $2 billion of average daily net assets, and 0.90% per annum in excess of $4 billion of average daily net assets of the Portfolio. The Manager’s fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager’s fee for the Smaller-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager’s fee for the International Growth Portfolio is equal to 1.00% per annum on the first $50 million of average daily net assets, 0.95% per annum on the next $1 billion of average daily net assets, and 0.90% per annum in excess of $1.05 billion of average daily net assets of the Portfolio.

For the six months ended June 30, 2006, the management fees for Global Technology Portfolio, International Growth Portfolio, Large-Cap Value Portfolio, and Smaller-Cap Value Portfolio were equal to 1.00%, 1.00%, 0.80%, and 1.00%, respectively, per annum of the average daily net assets of each of these Portfolios.

Wellington Management Company, LLP (the “Subadviser”), is the subadviser to the International Growth Portfolio and is responsible for furnishing investment advice, research and assistance. Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee determined as follows: the Subadviser receives 0.45% on the first $50 million of the Portfolio’s average daily net assets and 0.40% of the Portfolio’s average daily net assets in excess of $50 million.

The Manager reimburses expenses, other than management and 12b-1 fees, that exceed a certain rate per annum of the average daily net assets of the following Portfolios:

Portfolio	Rate	Portfolio	Rate
Cash Management	0.30%	International Growth	1.00%
Global Technology	0.90	Investment Grade	0.45

Such reimbursements may be terminated at any time.

The amounts of these reimbursements, where applicable, for the six months ended June 30, 2006, are disclosed in the Statements of Operations, and such amounts receivable from the Manager at June 30, 2006 are disclosed in the Statements of Assets and Liabilities.

Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. Seligman Advisors, Inc. (the “Distributor”), an affiliate of the Manager, acts as distributor of shares of the Fund.

Under a Rule 12b-1 plan (the “Plan”) adopted by the Fund with respect to Class 2 shares of each Portfolio, insurance companies or their affiliates can enter into agreements with the Distributor and receive 12b-1 fees of up to 0.25%, on an annual basis, of the average daily net assets of Class 2 shares attributable to the particular insurance company or qualified plan for providing, among other things, personal services and/or the maintenance of shareholder accounts. Such fees are paid quarterly by each Portfolio to Seligman Advisors pursuant to the Plan. For the six months ended June 30, 2006, fees incurred under the Plan aggregated $6,428, or 0.25% per annum; $16,193, or 0.25% per annum; $1,898 or 0.15% per annum; and $35,646 or 0.19% per annum of the average daily net assets of Class 2 shares of Capital Portfolio, Communications and Information Portfolio, Global Technology Portfolio and Smaller-Cap Value Portfolio, respectively.

Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The following accumulated balances at December 31, 2005 included each Portfolio’s proportionate share of the accumulated balance of six other portfolios of the Fund that were closed as of May 31, 2005, and were paid to the participating director in January 2006:

Portfolio	Amount	Portfolio	Amount	Portfolio	Amount
Capital	$7,688	Communications and Information	$7,908	Investment Grade	$7,442
Cash Management	7,429	Global Technology	6,086	Large-Cap Value	4,189
Common Stock	7,922	International Growth	7,789	Smaller-Cap Value	4,849
As of June 30, 2006, no directors were participating in the deferred compensation arrangement.

5.
Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2006, were as follows:

Portfolio	Purchases	Sales	Portfolio	Purchases	Sales
Capital	$12,224,433	$13,638,721	International Growth	$3,531,281	$3,670,151
Common Stock	2,947,757	3,994,338	Investment Grade	5,196,801	4,759,045
Communications and Information	49,469,115	57,799,890	Large-Cap Value	281,980	974,852
Global Technology	9,262,972	9,616,633	Smaller-Cap Value	35,277,489	70,317,828

For the six months ended June 30, 2006, purchases and sales of US Government obligations were $0 and $29,627, respectively, for the Common Stock Portfolio, and $7,449,722 and $7,845,345, respectively, for the Investment Grade Portfolio.

6.
Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of any Portfolio. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. The tax character of the distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005, is the same for financial reporting purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax information presented is based on operating results for the six months ended June 30, 2006, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2006, the cost of investments for federal income tax purposes for each Portfolio was as follows:

Portfolio	Tax Basis Cost	Portfolio	Tax Basis Cost
Capital	$11,346,593	International Growth	$ 3,503,876
Common Stock	7,379,886	Investment Grade	2,362,221
Communications and Information	54,999,840	Large-Cap Value	3,749,338
Global Technology	8,291,123	Smaller-Cap Value	180,840,452

The tax basis cost of certain Portfolios was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales.

At June 30, 2006, the tax basis components of accumulated earnings (losses) were as follows:

	Capital	Common Stock	Communications and Information		Global Technology
Gross unrealized appreciation of portfolio securities	$ 927,854	$ 464,134	$ 2,429,226	**	$ 350,045	**
Gross unrealized depreciation of portfolio securities	(475,348)	(601,109)	(4,605,495	)**	(644,199	)**
Net unrealized appreciation (depreciation) of
portfolio securities	452,506	(136,975)	(2,176,269	)**	(294,154	)**
Net unrealized depreciation on foreign currencies and forward currency contracts	—	—	—		(4,406)
Undistributed ordinary income	—	88,779	—		—
Current period net realized gain	761,275	—	3,894,270	*	841,869
Capital loss carryforward	(9,583,206)	(2,320,636)	(30,973,222)		(12,143,936)
Total accumulated losses	$(8,369,425)	$(2,368,832)	$ (29,255,221)		$(11,600,627)
__________
See footnotes on page 41.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

	International Growth		Investment Grade	Large-Cap Value	Smaller-Cap Value
Gross unrealized appreciation of portfolio securities	$ 399,509	**	$1,882	$1,193,161	$60,423,411
Gross unrealized depreciation of portfolio securities	(76,384	)**	(22,002)	(221,109)	(18,326,783)
Net unrealized appreciation (depreciation) of portfolio securities	323,125	**	(20,120)	972,052	42,096,628
Net unrealized depreciation on foreign currencies and
forward currency contracts	(1,804)		—	—	—
Undistributed ordinary income	—		182,159	46,867	4,745,523 †
Current period net realized gain (loss)	457,258		(100,119)	221,238	—
Undistributed net realized gain/(capital loss carryforward)	(2,115,385)		(75,119)	(822,247)	31,318,330
Total accumulated earnings (losses)	$(1,336,806)		$(13,199)	$417,910	$78,160,481

       __________
*	Includes the effect of options written.
**	Includes the effect of foreign currency translations.
†	Includes net realized short-term gain.

At December 31, 2005, certain Portfolios had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these portfolios until net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Portfolio will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fiscal Year	Capital	Common Stock	Communications and Information	Global Technology	International Growth	Investment Grade	Large-Cap Value
2009	$2,947,645	—	$ 5,959,723	$ 7,093,668	$1,208,517	—	—
2010	6,635,561	$1,954,075	19,435,297	4,941,506	906,868	—	$172,410
2011	—	366,561	5,578,202	108,762	—	—	649,837
2012	—	—	—	—	—	$ 9,586	—
2013						65,533	—
Total	$9,583,206	$ 2,320,636	$ 30,973,222	$12,143,936	$2,115,385	$75,119	$822,247

7.
Committed Line of Credit — All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Portfolio’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each participating Portfolio incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2007, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2006, the Fund did not borrow from the credit facility.

8.	Outstanding Forward Exchange Currency Contracts — At June 30, 2006, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

Contract	Foreign Currency	In Exchange for US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)
International Growth Portfolio
Bought:
British pounds	33,802	61,203	7/3/06	62,507	$1,304
British pounds	10,701	19,769	7/5/06	19,787	18
Canadian dollars	7,370	6,639	7/5/06	6,602	(37)
Euros	66,248	83,770	7/3/06	84,734	964
Hong Kong dollars	19,629	2,527	7/3/06	2,527	—
Japanese yen	1,970,463	17,243	7/5/06	17,219	(24)
Norwegian kroner	132,924	21,049	7/3/06	21,354	305
Swedish kronor	22,807	3,097	7/3/06	3,169	72
Swiss francs	14,119	11,313	7/3/06	11,549	236
Total					$2,838
Sold:
Euros	3,253	4,161	7/5/06	4,161	—
Japanese yen	1,783,169	15,297	7/5/06	15,582	(285)
Total					$ (285)

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

9.
Capital Stock Transactions — At June 30, 2006, there were 100,000,000 shares of Capital Stock authorized for each of Capital, Cash Management, Common Stock, Global Technology, International Growth, Investment Grade and Large-Cap Value Portfolios; 150,000,000 for each of Communications and Information and Smaller-Cap Value Portfolios, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

	Capital Portfolio				Cash Management		Common Stock
	Class 1		Class 2		Portfolio		Portfolio
	Six Months Ended 6/30/06	Year Ended 12/31/05	Six Months Ended 6/30/06	Year Ended 12/31/05	Six Months Ended 6/30/06	Year Ended 12/31/05	Six Months Ended 6/30/06	Year Ended 12/31/05
Sale of shares	28,051	50,636	27,746	41,264	1,626,446	22,528,542	18,121	92,731
Investment of dividends	—	—	—	—	269,341	301,663	—	13,104
Total	28,051	50,636	27,746	41,264	1,895,787	22,830,205	18,121	105,835
Shares redeemed	(112,951)	(254,499)	(36,755)	(108,619)	(3,891,330)	(9,504,002)	(115,864)	(345,881)
Increase (decrease) in shares	(84,900)	(203,863)	(9,009)	(67,355)	(1,995,543)	13,326,203	(97,743)	(240,046)

	Communications and Information Portfolio				Global Technology Portfolio
	Class 1		Class 2		Class 1		Class 2
	Six Months Ended 6/30/06	Year Ended 12/31/05	Six Months Ended 6/30/06	Year Ended 12/31/05	Six Months Ended 6/30/06	Year Ended 12/31/05	Six Months Ended 6/30/06	Year Ended 12/31/05
Sale of shares	32,317	223,357	124,875	105,675	13,926	26,408	98,868	51,647
Shares redeemed	(521,761)	(1,388,527)	(103,446)	(210,254)	(54,906)	(210,010)	(79,903)	(88,691)
Increase (decrease) in shares	(489,444)	(1,165,170)	21,429	(104,579)	(40,980)	(183,602)	18,965	(37,044)

	International Growth Portfolio		Investment Grade Fixed Income Portfolio		Large-Cap Value Portfolio
	Six Months Ended 6/30/06	Year Ended 12/31/05	Six Months Ended 6/30/06	Year Ended 12/31/05	Six Months Ended 6/30/06	Year Ended 12/31/05
Sale of shares	80,971	103,884	20,347	84,888	23,639	135,875
Investment of dividends	—	—	—	19,031	—	4,218
Total	80,971	103,884	20,347	103,919	23,639	140,093
Shares redeemed	(92,340)	(117,148)	(77,208)	(174,730)	(78,335)	(197,004)
Decrease in shares	(11,369)	(13,264)	(56,861)	(70,811)	(54,696)	(56,911)

	Smaller-Cap Value Portfolio
	Class 1		Class 2
	Six Months Ended 6/30/06	Year Ended 12/31/05	Six Months Ended 6/30/06	Year Ended 12/31/05
Sale of shares	654,708	1,005,656	183,799	568,414
Investment of dividends	—	74,443	—	3,524
Investment of gain distributions	—	1,210,195	—	215,778
Total	654,708	2,290,294	183,799	787,716
Shares redeemed	(2,255,231)	(4,168,017)	(227,509)	(436,623)
Increase (decrease) in shares	(1,600,523)	(1,877,723)	(43,710)	351,093

10.
Indemnification — In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would include future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

11.	Options Written — Transactions in options written during the six months ended June 30, 2006, were as follows:

Common Stock Portfolio	Shares Subject to Call/Put	Premium
Options outstanding, December 31, 2005	4,500	$ 14,464
Options written	30,300	40,435
Options expired	(16,100)	(17,986)
Options terminated in closing purchase transactions	(1,600)	(9,238)
Options exercised	(17,100)	(27,675)
Options outstanding, June 30, 2006	—	$ —

Communications and Information Portfolio
Options outstanding, December 31, 2005	—	—
Options written	13,500	$19,266
Options expired	(12,300)	(17,304)
Options terminated in closing purchase transactions	(1,200)	(1,962)
Options outstanding, June 30, 2006	—	$ —

12.
Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Portfolio of Seligman Portfolios, Inc.).

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

13.
Recently Issued Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), ”Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each class of each Portfolio for the periods presented. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. Total return shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees or asset-based sales charges that are associated with variable annuity and variable life insurance contracts, and are not annualized for periods of less than one year.

Capital Portfolio

CLASS 1

	Six Months Ended	Year Ended December 31,
Per Share Data:	June 30, 2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.78	$12.25	$11.28	$8.29	$12.37	$24.68
Income (Loss) from Investment Operations:
Net investment loss	(0.02)	(0.06)	(0.05)	(0.03)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.11)	1.59	1.02	3.02	(4.03)	(4.01)
Total from Investment Operations	(0.13)	1.53	0.97	2.99	(4.08)	(4.07)
Less Distributions:
Dividends from net investment income	—	—	—	—	—	(0.02)
Distributions from net realized capital gain	—	—	—	—	—	(8.22)
Total Distributions	—	—	—	—	—	(8.24)
Net Asset Value, End of Period	$13.65	$13.78	$12.25	$11.28	$8.29	$12.37
Total Return	(0.94)%	12.49%	8.60%	36.07%	(32.98)%	(15.97)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,003	$8,235	$9,821	$12,486	$11,833	$24,349
Ratio of expenses to average net assets	1.02%†	1.03%	0.92%	0.82%	0.80%	0.61%
Ratio of net investment loss to average net assets	(0.30)%†	(0.50)%	(0.46)%	(0.33)%	(0.47)%	(0.31)%
Portfolio turnover rate	95.92%	173.99%	213.08%	140.59%	129.07%	215.16%
Without expense reimbursement:ø
Ratio of expenses to average net assets				0.96%	0.81%	0.70%
Ratio of net investment loss to average net assets				(0.47)%	(0.48)%	(0.39)%

__________
ø  The Manager, at its discretion, reimbursed expenses for certain periods presented.
†  Annualized.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Capital Portfolio (continued)

CLASS 2

	Six Months Ended	Year Ended December 31,
Per Share Data:	June 30, 2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.61	$12.13	$11.20	$8.25	$12.34	$24.68
Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.09)	(0.08)	(0.05)	(0.07)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.10)	1.57	1.01	3.00	(4.02)	(4.01)
Total from Investment Operations	(0.14)	1.48	0.93	2.95	(4.09)	(4.12)
Less Distributions:
Distribution from net realized capital gain	—	—	—	—	—	(8.22)
Net Asset Value, End of Period	$13.47	$13.61	$12.13	$11.20	$8.25	$12.34
Total Return	(1.03)%	12.20%	8.30%	35.76%	(33.14)%	(16.18)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,951	$5,125	$5,385	$4,353	$2,891	$3,792
Ratio of expenses to average net assets	1.27%†	1.28%	1.17%	1.07%	1.05%	0.85%
Ratio of net investment loss to average net assets	(0.55)%†	(0.75)%	(0.71)%	(0.58)%	(0.72)%	(0.55)%
Portfolio turnover rate	95.92%	173.99%	213.08%	140.59%	129.07%	215.16%
Without expense reimbursement:ø
Ratio of expenses to average net assets				1.21%	1.06%	0.94%
Ratio of net investment loss to average net assets				(0.72)%	(0.73)%	(0.63)%

Cash Management Portfolio

CLASS 1

	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.019		0.024	0.006	0.004	0.010	0.038
Total from Investment Operations	0.019		0.024	0.006	0.004	0.010	0.038
Less Distributions:
Dividends from net investment income	(0.019)		(0.024)	(0.006)	(0.004)	(0.010)	(0.038)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.94%		2.41%	0.62%	0.38%	1.00%	3.88%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$13,159		$15,154	$1,828	$4,034	$7,870	$12,211
Ratio of expenses to average net assets	0.70	%†	0.70%	0.70%	0.70%	0.69%	0.07%
Ratio of net investment income to average net assets	3.86	%†	2.71%	0.56%	0.39%	0.98%	3.82%
Without management fee waiver
and/or expense reimbursement:ø
Ratio of expenses to average net assets			0.73%	1.14%	0.83%		0.72%
Ratio of net investment income to average net assets			2.68%	0.12%	0.26%		3.17%

________________
ø  The Manager, at its discretion, waived management fees and/or reimbursed expenses for certain periods presented.
† Annualized.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Common Stock Portfolio

CLASS 1

	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.87		$10.84	$9.72	$7.80	$10.84	$14.23
Income (Loss) from Investment Operations:
Net investment income	0.05		0.10	0.13	0.08	0.08	0.08
Net realized and unrealized gain (loss) on investments	0.10		0.12	1.10	1.97	(3.02)	(1.85)
Total from Investment Operations	0.15		0.22	1.23	2.05	(2.94)	(1.77)
Less Distributions:
Dividends from net investment income	—		(0.19)	(0.11)	(0.13)	(0.10)	(0.15)
Distributions from net realized capital gain	—		—	—	—	—	(1.47)
Total Distributions	—		(0.19)	(0.11)	(0.13)	(0.10)	(1.62)
Net Asset Value, End of Period	$11.02		$10.87	$10.84	$9.72	$7.80	$10.84
Total Return	1.38%		2.03%	12.65%	26.30%	(27.16)%	(12.24)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,251		$8,219	$10,792	$12,297	$12,931	$23,756
Ratio of expenses to average net assets	0.93	%†	0.86%	0.69%	0.73%	0.60%	0.59%
Ratio of net investment income to average net assets	0.92	%†	0.95%	1.30%	0.92%	0.88%	0.59%
Portfolio turnover rate	38.47%		70.36%	42.68%	127.26%	131.95%	64.45%

__________
† Annualized.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Communications and Information Portfolio

CLASS 1

	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.93		$12.92	$11.62	$8.05	$12.59	$14.82
Income (Loss) from Investment Operations:
Net investment loss	(0.06)		(0.10)	(0.02)	(0.07)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	0.71		1.11	1.32	3.64	(4.47)	0.80
Total from Investment Operations	0.65		1.01	1.30	3.57	(4.54)	0.73
Less Distributions:
Distributions from net realized capital gain	—		—	—	—	—	(2.96)
Net Asset Value, End of Period	$14.58		$13.93	$12.92	$11.62	$8.05	$12.59
Total Return	4.67%		7.82%	11.19%	44.35%	(36.06)%	5.34%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$42,071		$47,010	$58,646	$62,903	$53,769	$113,424
Ratio of expenses to average net assets	1.05	% †	1.10%	1.00%	1.01%	0.98%	0.93%
Ratio of net investment loss to average net assets	(0.75	)%†	(0.77)%	(0.15)%	(0.78)%	(0.76)%	(0.45)%
Portfolio turnover rate	84.46%		133.04%	127.69%	105.53%	91.37%	130.94%

CLASS 2

	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.72		$12.76	$11.51	$7.99	$12.53	$14.80
Income (Loss) from Investment Operations:
Net investment loss	(0.07)		(0.13)	(0.05)	(0.10)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	0.69		1.09	1.30	3.62	(4.44)	0.80
Total from Investment Operations	0.62		0.96	1.25	3.52	(4.54)	0.69
Less Distributions:
Distribution from net realized capital gain	—		—	—	—	—	(2.96)
Net Asset Value, End of Period	$14.34		$13.72	$12.76	$11.51	$7.99	$12.53
Total Return	4.52%		7.52%	10.86%	44.06%	(36.23)%	5.08%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$12,574		$11,733	$12,243	$11,280	$7,544	$16,537
Ratio of expenses to average net assets	1.30	% †	1.35%	1.25%	1.26%	1.23%	1.18%
Ratio of net investment loss to average net assets	(1.00	)%†	(1.02)%	(0.40)%	(1.03)%	(1.01)%	(0.70)%
Portfolio turnover rate	84.46%		133.04%	127.69%	105.53%	91.37%	130.94%

__________
† Annualized.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Global Technology Portfolio

CLASS 1

	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.56		$12.54	$12.06	$8.86	$12.96	$20.14
Income (Loss) from Investment Operations:
Net investment loss	(0.10)		(0.19)	(0.13)	(0.11)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments	0.23		1.40	0.51	2.98	(4.32)	(4.06)
Net realized and unrealized gain (loss)
on foreign currency transactions	0.09		(0.19)	0.10	0.33	0.33	(0.25)
Total from Investment Operations	0.22		1.02	0.48	3.20	(4.10)	(4.45)
Less Distributions:
Distributions from net realized capital gain	—		—	—	—	—	(2.73)
Net Asset Value, End of Period	$13.78		$13.56	$12.54	$12.06	$8.86	$12.96
Total Return	1.62%		8.13%	3.98%	36.12%	(31.64)%	(22.05)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,186		$6,641	$8,446	$10,047	$9,361	$18,533
Ratio of expenses to average net assets	1.90	% †	1.90%	1.90%	1.61%	1.40%	1.40%
Ratio of net investment loss to average net assets	(1.29	)%†	(1.53)%	(1.10)%	(1.14)%	(1.06)%	(0.87)%
Portfolio turnover rate	109.50%		155.29%	146.96%	188.00%	144.18%	160.75%
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.41	% †	2.49%	2.39%	2.39%	1.80%	1.61%
Ratio of net investment loss to average net assets	(1.80	)%†	(2.12)%	(1.59)%	(1.92)%	(1.46)%	(1.08)%

CLASS 2

	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.45		$12.46	$12.00	$8.82	$12.93	$20.14
Income (Loss) from Investment Operations:
Net investment loss	(0.11)		(0.21)	(0.15)	(0.13)	(0.13)	(0.17)
Net realized and unrealized gain (loss) on investments	0.23		1.39	0.51	2.98	(4.31)	(4.06)
Net realized and unrealized gain (loss)
on foreign currency transactions	0.09		(0.19)	0.10	0.33	0.33	(0.25)
Total from Investment Operations	0.21		0.99	0.46	3.18	(4.11)	(4.48)
Less Distributions:
Distributions from net realized capital gain	—		—	—	—	—	(2.73)
Net Asset Value, End of Period	$13.66		$13.45	$12.46	$12.00	$8.82	$12.93
Total Return	1.56%		7.95%	3.83%	36.05%	(31.79)%	(22.20)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,176		$1,888	$2,210	$2,470	$1,598	$3,219
Ratio of expenses to average net assets	2.05	% †	2.05%	2.05%	1.76%	1.55%	1.54%
Ratio of net investment loss to average net assets	(1.44	)%†	(1.68)%	(1.25)%	(1.29)%	(1.21)%	(1.02)%
Portfolio turnover rate	109.50%		155.29%	146.96%	188.00%	144.18%	160.75%
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.56	% †	2.64%	2.54%	2.54%	1.95%	1.75%
Ratio of net investment loss to average net assets	(1.95	)%†	(2.27)%	(1.74)%	(2.07)%	(1.61)%	(1.23)%

__________
ø The Manager, at its discretion, reimbursed expenses.
† Annualized.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

International Growth Portfolio

CLASS 1

	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.66		$11.10	$8.97	$6.72	$8.05	$10.65
Income (Loss) from Investment Operations:
Net investment income (loss)	—	#	(0.03)	(0.04)	0.05	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.22		1.53	1.79	1.41	(2.13)	(2.43)
Net realized and unrealized gain (loss)
on foreign currency transactions	0.61		(0.94)	0.42	0.79	0.76	(0.20)
Total from Investment Operations	0.83		0.56	2.17	2.25	(1.33)	(2.60)
Less Distributions:
Dividends from net investment income	—		—	(0.04)	—	—	—
Net Asset Value, End of Period	$12.49		$11.66	$11.10	$8.97	$6.72	$8.05
Total Return	7.12%		5.04%	24.19%	33.48%	(16.52)%	(24.41)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,910		$3,783	$3,749	$3,490	$3,315	$4,793
Ratio of expenses to average net assets	2.00	%†	2.00%	2.00%	1.64%	1.40%	1.40%
Ratio of net investment income (loss) to
average net assets	0.00	%†	(0.24)%	(0.40)%	0.67%	0.49%	0.34%
Portfolio turnover rate	89.45%		189.00%	213.83%	285.08%	183.86%	199.09%
Without expense reimbursement:ø
Ratio of expenses to average net assets	3.92	% †	5.05%	4.08%	3.45%	1.96%	1.80%
Ratio of net investment loss to average net assets	(1.92	)%†	(3.29)%	(2.48)%	(1.14)%	(0.07)%	(0.06)%
_____________
# Less than + or - $0.005 per share.
ø  The Manager, at its discretion, reimbursed expenses.
† Annualized.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Investment Grade Fixed Income Portfolio

CLASS 1

	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$8.80		$9.27	$10.85	$10.80	$10.25	$10.22
Income (Loss) from Investment Operations:
Net investment income	0.23		0.34	0.34	0.34	0.42	0.57
Net realized and unrealized gain (loss) on investments	(0.36)		(0.26)	(0.07)	0.17	0.58	(0.01)
Total from Investment Operations	(0.13)		0.08	0.27	0.51	1.00	0.56
Less Distributions:
Dividends from net investment income	—		(0.55)	(0.91)	(0.46)	(0.45)	(0.53)
Distributions from net realized capital gain	—		—	(0.94)	—	—	—
Total Distributions	—		(0.55)	(1.85)	(0.46)	(0.45)	(0.53)
Net Asset Value, End of Period	$8.67		$8.80	$9.27	$10.85	$10.80	$10.25
Total Return	(1.48)%		0.95%	2.41%	4.72%	9.83%	5.52%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,224		$2,758	$3,561	$6,025	$9,067	$7,103
Ratio of expenses to average net assets	0.85	%†	0.85%	0.85%	0.85%	0.82%	0.63%
Ratio of net investment income to average net assets	4.46	%†	3.67%	3.13%	3.08%	3.94%	5.35%
Portfolio turnover rate	504.40%		596.99%	184.46%	445.98%	291.98%	146.08%
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.31	%†	1.70%	1.11%	0.91%		0.76%
Ratio of net investment income to average net assets	3.00	%†	2.82%	2.87%	3.02%		5.22%

_____________
ø The Manager, at its discretion, reimbursed expenses for certain periods presented.
† Annualized.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Large-Cap Value Portfolio

CLASS 1

	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.67		$10.65	$9.27	$7.02	$10.46	$11.59
Income (Loss) from Investment Operations:
Net investment income	0.04		0.07	0.09	0.11	0.10	0.09
Net realized and unrealized gain (loss) on investments	0.37		1.06	1.41	2.27	(3.43)	(1.06)
Total from Investment Operations	0.41		1.13	1.50	2.38	(3.33)	(0.97)
Less Distributions:
Dividends from net investment income	—		(0.11)	(0.12)	(0.13)	(0.11)	(0.11)
Distributions from net realized capital gain	—		—	—	—	—	(0.05)
Total Distributions	—		(0.11)	(0.12)	(0.13)	(0.11)	(0.16)
Net Asset Value, End of Period	$12.08		$11.67	$10.65	$9.27	$7.02	$10.46
Total Return	3.51%		10.63%	16.25%	33.91%	(31.90)%	(8.28)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,714		$5,190	$5,342	$5,456	$4,692	$7,708
Ratio of expenses to average net assets	1.34	%†	1.34%	1.26%	1.18%	1.16%	0.83%
Ratio of net investment income to average net assets	0.61	%†	0.65%	0.89%	1.34%	1.12%	1.13%
Portfolio turnover rate	5.72%		27.35%	15.09%	16.60%	21.83%	28.17%
Without expense reimbursement:ø
Ratio of expenses to average net assets					1.29%		1.10%
Ratio of net investment income to average net assets					1.23%		0.86%

_____________
ø The Manager, at its discretion, reimbursed expenses for certain periods presented.
† Annualized.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights (unaudited)

Smaller-Cap Value Portfolio

CLASS 1

	Six Months Ended	Year Ended December 31,
Per Share Data:	June 30, 2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$16.67		$19.40	$16.20	$10.87	$13.04	$10.58
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.07)		(0.07)	0.08	(0.05)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	1.27		(0.71)	3.15	5.48	(1.94)	2.52
Total from Investment Operations	1.20		(0.78)	3.23	5.43	(2.00)	2.49
Less Distributions:
Dividends from net investment income	—		(0.11)	—	—	—	—
Distributions from net realized capital gain	—		(1.84)	(0.03)	(0.10)	(0.17)	(0.03)
Total Distributions	—		(1.95)	(0.03)	(0.10)	(0.17)	(0.03)
Net Asset Value, End of Period	$17.87		$16.67	$19.40	$16.20	$10.87	$13.04
Total Return	7.20%		(3.98)%	19.95%	49.94%	(15.37)%	23.52%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$185,052		$199,357	$268,410	$214,525	$103,770	$100,090
Ratio of expenses to average net assets	1.14	% †	1.14%	1.14%	1.16%	1.18%	1.19%
Ratio of net investment income (loss) to
average net assets	(0.70	)%†	(0.37)%	0.47%	(0.42)%	(0.51)%	(0.29)%
Portfolio turnover rate	14.83%		23.01%	45.24%	18.31%	56.74%	29.99%
Without expense reimbursement:ø
Ratio of expenses to average net assets							1.22%
Ratio of net investment loss to average net assets							(0.32)%

CLASS 2

	Six Months Ended	Year Ended December 31,				5/1/01* to
Per Share Data:	June 30, 2006	2005	2004	2003	2002	12/31/01
Net Asset Value, Beginning of Period	$16.59	$19.26	$16.13	$10.85	$13.04	$10.78
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.08)	(0.10)	0.05	(0.08)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.25	(0.70)	3.11	5.46	(1.94)	2.32
Total from Investment Operations	1.17	(0.80)	3.16	5.38	(2.02)	2.29
Less Distributions:
Dividends from net investment income	—	(0.03)	—	—	—	—
Distributions from net realized capital gain	—	(1.84)	(0.03)	(0.10)	(0.17)	(0.03)
Total Distributions	—	(1.87)	(0.03)	(0.10)	(0.17)	(0.03)
Net Asset Value, End of Period	$17.76	$16.59	$19.26	$16.13	$10.85	$13.04
Total Return	7.05%	(4.13)%	19.60%	49.57%	(15.52)%	21.23%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$37,343	$35,605	$34,582	$19,978	$8,554	$5,178
Ratio of expenses to average net assets	1.33%†	1.33%	1.33%	1.35%	1.37%	1.39	%†
Ratio of net investment income (loss) to
average net assets	(0.89)%†	(0.56)%	0.28%	(0.61)%	(0.70)%	(0.46	)%†
Portfolio turnover rate	14.83%	23.01%	45.24%	18.31%	56.74%	29.99	%††
Without expense reimbursement:ø
Ratio of expenses to average net assets						1.41	%†
Ratio of net investment loss to average net assets						(0.48	)%†

__________
*   Commencement of offering of shares.
†   Annualized
†† For the year ended December 31, 2001.
ø       The Manager, at its discretion, reimbursed expenses for the period presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.

Board of Directors

John R. Galvin 1, 3
•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
•	Chairman Emeritus, American Council on Germany

Frank A. McPherson 2, 3
•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
•
Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation and Oklahoma Foundation for Excellence in Education

Betsy S. Michel 1, 3
•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris
•	Chairman, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.
•	Director, Seligman Data Corp.
•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3
•	Counsel, Lewis & Munday, P.C.
•	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
•	Director, Kerr-McGee Corporation, Infinity, Inc. and Vibration Control Technologies, LLC
•	Lead Outside Director, Digital Ally Inc.
•	Director and Chairman, Highland Park Michigan Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3
•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3
•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino
•	Director and President, J. & W. Seligman & Co. Incorporated
•	Chairman, Seligman Data Corp.
•	Director, ICI Mutual Insurance Company, Seligman Advisors, Inc. and Seligman Services, Inc.
•	Member of the Board of Governors, Investment Company Institute

__________
Member 1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

It is with deep sorrow that we mourn the recent death of Alice Stone Ilchman, a respected member since 1990 of the Boards of the Seligman investment companies.

Executive Officers
William C. Morris	Eleanor T.M. Hoagland	Richard S. Rosen
Chairman	Vice President and Chief Compliance	Vice President
Officer
Brian T. Zino		Marion S. Schultheis
President and Chief Executive Officer	Michael F. McGarry	Vice President
Vice President
Ajay Diwan		Reema D. Shah
Vice President	Francis L. Mustaro	Vice President
Vice President
John B. Cunningham		Lawrence P. Vogel
Vice President	Richard M. Parower	Vice President and Treasurer
Vice President
Neil T. Eigen		Paul H. Wick
Vice President	Thomas G. Rose	Vice President
Vice President
Frank J. Nasta
Secretary

Seligman Advisors, Inc. an affiliate of J. & W. SELIGMAN & CO. INCORPORATED Established 1864 100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Portfolios, Inc., which contains information about the management fees and other costs.  Please read the prospectus carefully before investing or sending money.

SP3 6/06	Printed on Recycled Paper

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date: August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date: August 30, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date: August 30, 2006

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.